UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Annual Report	December 31, 2008

Structured Tax-Advantaged Equity Funds
U.S. Equity Dividend and Premium Fund
International Equity Dividend and Premium Fund
Structured Tax-Managed Equity Fund
Structured International Tax-Managed Equity Fund

Goldman Sachs Structured Tax-Advantaged Equity Funds

■	U.S. EQUITY DIVIDEND AND PREMIUM FUND

■	INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

■	STRUCTURED TAX-MANAGED EQUITY FUND

■	STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Letters to Shareholders and Performance Summaries	4
Schedules of Investments	28
Financial Statements	52
Notes to the Financial Statements	56
Financial Highlights	72
Report of Independent Registered Public Accounting Firm	80
Other Information	81

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs U.S. Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in large-capitalization U.S. equity issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may invest in securities of any capitalization, including mid-cap and small-cap companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including, options and financial futures. Derivative instruments may be illiquid, difficult to price

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs Structured International Tax-Managed Equity Fund invests primarily in international equity securities. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may invest in securities of any capitalization, including mid-cap and small-cap companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

INVESTMENT PROCESS

What Differentiates the Goldman Sachs
U.S. Equity Dividend and Premium Fund and Goldman Sachs International Equity Dividend and Premium Funds’ Investment Process?

The Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund seek to maximize income and total return. Their portfolios consist primarily of large-cap, dividend-paying stocks. By investing in these securities, and through the use of option call writing, the Funds look to generate an attractive after-tax cash flow.

Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds’ Investment Process A diversified portfolio:
■ Create a diversified large-cap equity portfolio that participates in all industries and sectors. ■ Emphasize higher dividend-paying stocks within each industry and sector. Call options:

■ The Fund utilizes index call writing to enhance its cash flow.

■ We use proprietary quantitative techniques, including optimization tools, a risk model and a transactions cost model, in identifying a portfolio of stocks that we believe may enhance expected dividend yield while limiting deviations when compared to the S&P 500 Index.

■ A fully invested, style-consistent portfolio.
■ Attractive after-tax cash flow from qualified dividends, long-term capital gains and option call writing.
■ The Fund seeks to enhance after-tax return by generating distributions primarily from qualified dividends and long-term capital gains, both of which are subject to current favorable long-term tax rates of 15%.[1]

[1]	A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of the provision in the Internal Revenue Code for taxable years beginning after December 31, 2010.

PORTFOLIO RESULTS

U.S. Equity Dividend and Premium Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) during the one-year reporting period that ended December 31, 2008.

Performance Review

Over the one-year reporting period that ended December 31, 2008, the Fund’s Class A, C and Institutional Shares generated average annual returns, without sales charges, of −31.86, −32.36% and −31.65%, respectively. These returns compare to the −36.92% and 5.23% average annual returns of the Fund’s benchmarks, the Standard and Poor’s 500 Index (“S&P 500 Index”) (with dividends reinvested) and the Barclays Capital Aggregate Bond Index, respectively, over the same time period.

In keeping with our investment approach, we wrote index call options on a portion of the stock portfolio’s market value. The sale of call options obligates us to buy an index at a specified price, also known as the “strike price.” Call option writing tends to reduce volatility. Since inception, the realized daily volatility of the Fund has been about 95% of the realized volatility of the S&P 500 Index. In market environments with modest returns, call option writing could help the Fund outperform the benchmark. During periods of strong market appreciation, call option writing is likely to contribute to the Fund’s underperformance. In markets with large, negative returns, call option writing could modestly help performance.

The Fund made distributions from net investment income during the period. The Fund’s Class A, C and Institutional Shares distributed $0.19, $0.12, and $0.23 respectively in 2008. The Fund also made distributions of $0.02 per class from realized gains.

Market Review

During the one-year reporting period, the overall stock market, as measured by the S&P 500 Index, generated a return of −36.92%. All ten sectors in the Index were down for the period: Financial Sector (−50.13%), Information Technology (−43.47%), Industrials (−40.46%), Consumer Discretionary (−31.25%), Energy (−35.77%), Health Care (−34.72%), Materials (−38.59%), Consumer Staples (−23.74%), Utilities (−38.60%) and Telecommunication Services (−34.59%).

Portfolio Positioning and Highlights

During the one-year period, the Fund performed consistently with its investment objective. We sold call options on the S&P 500 Index — and the option premium added to the Fund’s total return. Because the stock market was down, the options generally expired “out of the money,” which meant that at expiration the S&P 500 Index’s value was below the strike price, and therefore the Fund benefited from the option premium. Stock selection, particularly within the information technology and energy sector, also contributed to results.

PORTFOLIO RESULTS

The call writing strategy provides some benefit in declining markets, but the benefit is limited to the premium received. Given the severe decline in the market, the decline in the value of the Fund’s stock portfolio was far greater than the premium, and so the Fund had a significantly negative absolute return.

We have been targeting about 4% in annual premium received. Implied volatility was quite high, and so we only needed to write call options covering about 20% of the value of the stock portfolio to achieve this target. If implied volatility should decline towards historical averages, we might have to write call options covering in the range of 30% of the stock portfolio’s value. We mention this because the amount of overwriting limits the ability of the Fund to participate in market rallies. Higher implied volatility means that we needed to sacrifice less potential upside to obtain the desired level of premium.

While maintaining industry and sector weights that are consistent with the S&P 500 Index, the portfolio managers favored stocks with higher dividend yields. This enhanced the Fund’s quarterly net income distributions. The Fund also seeks to generate realized long term capital gains distributions. Capital gains and losses can come from both option and stock transactions.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Team

January 16, 2009

FUND BASICS

U.S. Equity Dividend and Premium Fund
as of December 31, 2008

PERFORMANCE REVIEW

	Fund Average Annual
January 1, 2008–	Total Return		Barclays Capital
December 31, 2008	(based on NAV)[1]	S&P 500 Index[2]	Aggregate Bond Index[3]

Class A	-31.86%	-36.92	5.23%
Class C	-32.36	-36.92	5.23
Institutional	-31.65	-36.92	5.23

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 12/31//08	One Year	Since Inception	Inception Date

Class A	-35.58%	-7.38%	8/31/05
Class C	-33.04	-6.50	8/31/05
Institutional	-31.65	-5.45	8/31/05

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	1.26%
Class C	1.99	2.01
Institutional	0.84	0.86

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/086

		Since Inception
Class A Shares	One Year	(8/31/05)

Returns before taxes*	-35.58%	-7.38%
Returns after taxes on distributions**	-35.83	-8.11
Returns after taxes on distributions***	-22.71	-5.93
and sale of Fund shares

[6]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 HOLDINGS AS OF 12/31/087

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	5.1%	Energy
Procter & Gamble Co.	2.2	Household & Personal Products
General Electric Co.	2.2	Capital Goods
AT&T, Inc.	2.1	Telecommunication Services
Johnson & Johnson	2.0	Pharmaceuticals, Biotechnology & Life Sciences
Microsoft Corp.	1.9	Software & Services
Chevron Corp.	1.8	Energy
Pfizer, Inc.	1.7	Pharmaceuticals, Biotechnology & Life Sciences
JPMorgan Chase & Co.	1.6	Diversified Financials
Wells Fargo & Co.	1.6	Banks

[7]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATION AS OF 12/31/088

Percentage of Investment Portfolio

[8]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any).

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Performance Summary
December 31, 2008

The following graph shows the value as of December 31, 2008, of a $10,000 investment made on August 31, 2005 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Fund’s benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index (with dividends reinvested), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class C and Institutional Shares will vary from Class A Shares due to differences in fees and sales loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

U.S. Equity Dividend and Premium Fund’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from August 31, 2005 through December 31, 2008.

Average Annual Total Return through December 31, 2008	One Year	Since Inception

Class A (commenced August 31, 2005)
Excluding sales charges	–31.86%	–5.80%
Including sales charges	–35.58%	–7.38%

Class C (commenced August 31, 2005)
Excluding contingent deferred sales charges	–32.36%	–6.50%
Including contingent deferred sales charges	–33.04%	–6.50%

Institutional Shares (commenced August 31, 2005)	–31.65%	–5.45%

PORTFOLIO RESULTS

International Equity Dividend and Premium Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period from inception on January 31, 2008 through December 31, 2008.

Performance Review

Over the period since inception, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of −34.60%, −35.82% and −34.98%, respectively. These returns compare to the −37.62% and 2.45% cumulative total returns of the Fund’s benchmarks, the MSCI EAFE Index (with dividends reinvested) and the Barclays Capital Global Aggregate Bond Index, over the same time period.

In keeping with our investment approach, we wrote index call options on a portion of the stock portfolio’s market value. The sale of call options obligates us to buy an index at a specified price, also known as the “strike price.” Call option writing tends to reduce volatility. In market environments with smaller returns, call option writing could help the Fund outperform the benchmark. During periods of strong market appreciation, it is likely to contribute to the Fund’s underperformance. In markets with large, negative returns, call option writing could modestly help performance.

The Fund made distributions during the period. The Fund’s Class A, C and Institutional Shares distributed $0.27, $0.21, and $0.28 respectively in 2008.

Market Review

The broad market, as measured by the MSCI EAFE, was down −37.62% over the period from inception through December 31, 2008. All ten sectors in the Index were down for the period: Financial Sector (−44.88), Information Technology (−38.77%), Industrials (−36.85%), Consumer Discretionary (−42.1%), Energy (−35.3%), Health Care (−26.19%), Materials (−45.88%), Consumer Staples (−31%), Utilities (−33.61%) and Telecommunication Services (−36.93%).

Portfolio Positioning and Highlights

During the period, the Fund performed consistently with its investment objective. We sold call options on Japanese, United Kingdom and European stock indices — and the option premium contributed to the Fund’s total return. Because the stock market was down, the options generally expired “out of the money,” which meant that at expiration the index’s value was below the strike price, and therefore the Fund benefited from the option premium. Although call option writing contributed positively to results, stock selection — particularly within the Consumer Discretionary sector, modestly hurt our performance. Stock selection within the Consumer Discretionary sector detracted from relative results by more than 1%. Stock selection within the Information Technology, Financial and Materials sectors helped performance.

The call writing strategy provides some benefit in declining markets, but the benefit is limited to the premium received. Given the severe decline in the market, the decline in the value of the Fund’s stock portfolio was far greater than the premium, and so the Fund had a significantly negative absolute return.

PORTFOLIO RESULTS

We have been targeting about 4% in annual premium received. Implied volatility is quite high, and so we only needed to write call options covering about 15% of the value of the stock portfolio to achieve this target. If implied volatility should decline towards historical averages, we might have to write call options covering in the range of 25% of the stock portfolio’s value. We mention this because the amount of overwriting limits the ability of the Fund to participate in market rallies. Higher implied volatility means that we needed to sacrifice less potential upside to obtain the desired level of premium.

While maintaining industry and sector weights that are consistent with the MSCI EAFE Index the portfolio managers favored stocks with higher dividend yields. This enhanced the Fund’s quarterly net income distributions. The Fund also seeks to generate realized long term capital gains distributions. Capital gains and losses can come from both option and stock transactions. Given the severe stock market decline in 2008, realized losses from stock transactions exceeded gains from call writing and so the Fund made no capital gains distribution.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Quantitative Equity Team

January 16, 2009

FUND BASICS

International Equity Dividend and Premium Fund
as of December 31, 2008

PERFORMANCE REVIEW

January 31, 2008–	Fund Cumulative Total Return		Barclays Capital Global
December 31, 2008	(based on NAV)[1]	MSCI EAFE Index[2]	Aggregate Bond Index[3]

Class A	-34.60%	-37.62%	2.45%
Class C	-35.82	-37.62	2.45
Institutional	-34.98	-37.62	2.45

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged MSCI EAFE Index (unhedged and net of dividend withholding taxes) is a market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The Barclays Capital Global Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 12/31/08	Since Inception	Inception Date

Class A	-38.18%	1/31/08
Class C	-36.46	1/31/08
Institutional	-34.98	1/31/08

[4]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	1.67%
Class C	2.05	2.42
Institutional	0.90	1.27

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP 10 HOLDINGS AS OF 12/31/086

	% of Net
Company	Assets	Line of Business	Country

BP PLC ADR	3.3%	Energy	United Kingdom
Total SA	2.1	Energy	France
GlaxoSmithKline PLC ADR	2.0	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Nestle SA (Registered)	1.9	Food, Beverage & Tobacco	Switzerland
HSBC Holdings PLC	1.3	Banks	United Kingdom
Novartis AG (Registered)	1.3	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Sanofi-Aventis SA	1.1	Pharmaceuticals, Biotechnology & Life Sciences	France
Toyota Motor Corp.	1.1	Automobiles & Components	Japan
Vodafone Group PLC ADR	1.0	Telecommunication Services	United Kingdom
Banco Santander SA	0.9	Banks	Spain

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATION AS OF 12/31/087

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Performance Summary
December 31, 2008

The following graph shows the value as of December 31, 2008, of a $10,000 investment made on January 31, 2008 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Fund’s benchmarks, the MSCI EAFE Index (net of withholding taxes, unhedged) and the Barclays Capital Global Aggregate Bond Index (with dividends reinvested), are shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A and Class C Shares will vary from Institutional Shares due to differences in fees and sales loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

International Equity Dividend and Premium Fund’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from January 31, 2008 through December 31, 2008.

Cumulative Total Return through December 31, 2008	Since Inception

Class A (commenced January 31, 2008)
Excluding sales charges	–34.60%
Including sales charges	–38.18%

Class C (commenced January 31, 2008)
Excluding contingent deferred sales charges	–35.82%
Including contingent deferred sales charges	–36.46%

Institutional Shares (commenced January 31, 2008)	–34.98%

INVESTMENT PROCESS

What Differentiates the Goldman Sachs Global
Structured Tax-Management Process?

In managing money for many of the world’s wealthiest taxable investors, Goldman Sachs often constructs a diversified investment portfolio around a tax-managed core. With the Goldman Sachs Structured Tax-Managed Equity Fund and Structured International Tax-Managed Equity Fund, investors can access Goldman Sachs’ tax-smart investment expertise while capitalizing on this same strategic approach to portfolio construction.

Goldman Sachs Structured Tax-Management Investment Process

Goldman Sachs Structured Tax-Management investment process is a disciplined quantitative approach that has been consistently applied since 1989. With the Structured Tax-Managed Equity Fund and Structured International Tax-Managed Equity Fund, the Structured Tax-Management investment process is enhanced with an additional layer that seeks to maximize after-tax returns.

■ Comprehensive          ■ Extensive

■ Rigorous                    ■ Fundamental

■ Objective                   ■ Insightful

Advantage: Daily analysis of approximately 3,000 U.S. and International equity securities using a proprietary model.

■ Benchmark driven

■ Sector and size neutral

■ Tax optimized

Tax optimization is an additional layer that is built into the existing Structured investment process — a distinct advantage. While other managers may simply seek to minimize taxable distributions through a low turnover strategy, this extension of the Structured investment process seeks to maximize after-tax returns — the true objective of every taxable investor.

Advantage: Value added through stock selection — not market timing, industry rotation or style bias.

■ A fully invested, style-consistent portfolio

■ Broad access to the total U.S. and International equity market

■ A consistent goal of maximizing after-tax risk-adjusted returns

PORTFOLIO RESULTS

Structured Tax-Managed Equity Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Structured Tax-Managed Equity Fund (the “Fund”) during the one-year reporting period that ended December 31, 2008.

Performance Review

Over the one-year reporting period that ended December 31, 2008, the Fund’s Class A, B, C, Institutional and Service Shares generated average annual returns, without sales charges, of −36.66%, −37.13%, −37.08%, −36.34% and −36.74%, respectively. These returns compare to the −37.23% average annual return of the Fund’s benchmark, the Russell 3000 Index (the “Index”) (with dividends reinvested), over the same time period.

Our model is based on six investment themes — Valuation, Profitability, Earnings Quality, Management Impact, Momentum and Analyst Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Earnings Quality evaluates whether the company’s earnings are coming from a steady cash flow, as opposed to accruals. Management Impact captures a company’s management strategy and effectiveness through the company’s investing and financing behavior. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time.

Market Review

The broad market, as measured by the Index, returned −37.23% over the one-year reporting period that ended December 31, 2008. All ten sectors in the Index were down for the period: Financials (−49.84%), Information Technology (−42.86%), Industrials (−39.85%), Energy (−37.29%), Consumer Discretionary (−38.51%), Health Care (−23.51%), Materials (−46.81%), Consumer Staples (−16.58%), Utilities (−28.48%) and Telecommunication Services (−33.40%).

Portfolio Positioning and Highlights

The Structured Tax-Managed Equity Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire U.S. equity market. The benchmark is the Index, which covers a range of issuers from large- to small cap stocks. Since inception, we are happy to say the Fund has not made a capital gains distribution.

During the one-year reporting period, five of our six themes added positively to relative returns, with Probability and Momentum contributing the most. Valuation provided modestly negative returns.

PORTFOLIO RESULTS

In addition, the Fund — like the markets — was strongly affected by several unprecedented events during September and October. In September, the fourth largest U.S. investment bank (Lehman Brothers) declared bankruptcy and the sixth largest U.S. commercial bank (Washington Mutual) collapsed. The U.S. government took over mortgage giants Freddie Mac and Fannie Mae and provided an $85 billion loan to American International Group (AIG). Merrill Lynch was acquired by Bank of America, and Goldman Sachs and Morgan Stanley became bank holding companies, ending the era of the large public investment banking firm. These events, combined with panicked selling in the credit markets, sparked a financial crisis. As the financial crisis spread to Europe, the U.S. Dollar strengthened relative to the Euro, up almost 15% during the reporting period and almost 23% from the recent low.

Quantitative investing has become extremely popular in recent times. To be successful in the future, we believe quantitative managers should be acutely aware of other managers, be nimble in terms of trading, and employ proprietary models. At Goldman Sachs, we believe that we have the resources, experience and expertise that are necessary to succeed in these challenging times. Our team and Goldman Sachs are committed to doing everything we can to seek better performance in the future.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Investment Strategies Team

January 16, 2009

FUND BASICS

Structured Tax-Managed Equity Fund
as of December 31, 2008

PERFORMANCE REVIEW

	Fund Average Annual Total Return
January 1, 2008–December 31, 2008	(based on NAV)[1]	Russell 3000 Index[2]

Class A	-36.66%	-37.23%
Class B	-37.13	-37.23
Class C	-37.08	-37.23
Institutional	-36.34	-37.23
Service	-36.74	-37.23

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	One Year	Five Years	Since Inception	Inception Date

Class A	-40.14%	-2.82%	-3.94%	4/3/00
Class B	-40.26	-2.86	-4.04	4/3/00
Class C	-37.71	-2.46	-4.05	4/3/00
Institutional	-36.34	-1.33	-2.93	4/3/00
Service	-36.74	-1.83	-3.41	4/3/00

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.09%	1.23%
Class B	1.84	1.98
Class C	1.84	1.98
Institutional	0.69	0.83
Service	1.19	1.33

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/085

			Since Inception
Class A Shares	One Year	Five Years	(4/3/00)

Returns before taxes*	-40.14%	-2.82%	-3.94%
Returns after taxes on distributions**	-40.22	-2.89	-4.00
Returns after taxes on distributions***	-25.96	-2.34	-3.25
and sale of Fund shares

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

FUND BASICS

TOP 10 HOLDINGS AS OF 12/31/086

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	5.3%	Energy
McDonald’s Corp.	2.5	Consumer Services
Gilead Sciences, Inc.	2.4	Pharmaceuticals, Biotechnology & Life Sciences
AT&T, Inc.	2.4	Telecommunication Services
Chevron Corp.	2.2	Energy
Hewlett-Packard Co.	1.8	Technology Hardware & Equipment
Emerson Electric Co.	1.7	Capital Goods
Intel Corp.	1.4	Semiconductors & Semiconductor Equipment
Lorillard, Inc.	1.3	Food, Beverage & Tobacco
Accenture Ltd. Class A	1.2	Software & Services

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 12/31/087

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending reinvestment vehicle represents 6.3% of the Fund’s assets at December 31, 2008.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Performance Summary
December 31, 2008

The following graph shows the value as of December 31, 2008, of a $10,000 investment made on April 3, 2000 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested) is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and sales loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Structured Tax-Managed Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from April 3, 2000 through December 31, 2008.

Average Annual Total Return through December 31, 2008	One Year	Five Years	Since Inception

Class A (commenced April 3, 2000)
Excluding sales charges	–36.66%	–1.71%	–3.32%
Including sales charges	–40.14%	–2.82%	–3.94%

Class B (commenced April 3, 2000)
Excluding contingent deferred sales charges	–37.13%	–2.47%	–4.04%
Including contingent deferred sales charges	–40.26%	−2.86%	–4.04%

Class C (commenced April 3, 2000)
Excluding contingent deferred sales charges	–37.08%	–2.46%	–4.05%
Including contingent deferred sales charges	–37.71%	–2.46%	–4.05%

Institutional Shares (commenced April 3, 2000)	–36.34%	–1.33%	–2.93%

Service Class (commenced April 3, 2000)	–36.74%	–1.83%	–3.41%

PORTFOLIO RESULTS

Structured International Tax-Managed Equity Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Fund”) for the period from inception on January 31, 2008 through December 31, 2008.

Performance Review

Over the period since inception, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of −37.56%, −38.02% and −37.40%, respectively. These returns compare to the −37.62% cumulative total return of the Fund’s benchmark, the MSCI EAFE Index (the “Index”) (with dividends reinvested), over the same time period.

The Fund uses a model that is based on six investment themes — Valuation, Profitability, Earnings Quality, Management Impact, Momentum and Analyst Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management Impact assesses the characteristics, policies and strategic decisions of company management. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Analyst Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

Market Review

The broad market, as measured by the Index, was down −37.62% over the period from inception through December 31, 2008. All ten sectors in the Index were down for the period: Financial Sector (−44.88), Information Technology (−38.77%), Industrials (−36.85%), with Consumer Discretionary (−42.1%), Energy (−35.3%), Health Care (−26.19%), Materials (−45.88%), Consumer Stapes (−31%), Utilities (−33.61%) and Telecommunication Services (−36.93%).

Portfolio Positioning and Highlights

The Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire EAFE equity market. The benchmark is the Index, which covers a range of issuers from large cap stocks. The goal of the Fund is not to generate a capital gains distribution. In 2008, there was no capital gains distribution.

During the reporting period, five of our six themes contributed positively to relative returns, with Price Momentum and Management Impact adding the most. Valuation provided modestly negative relative returns.

The Fund — like the markets — was affected by several unprecedented events during September and October. In September, the fourth largest U.S. investment bank (Lehman Brothers) declared bankruptcy and the sixth largest U.S. commercial bank (Washington Mutual) collapsed. The U.S. government took over mortgage giants Freddie Mac and Fannie Mae and provided an

PORTFOLIO RESULTS

$85 billion loan to American International Group (AIG). Merrill Lynch was acquired by Bank of America, and Goldman Sachs and Morgan Stanley became bank holding companies, ending the era of the large public investment banking firm.

While the financial crisis began in the U.S., the turmoil quickly spread to other markets. At the beginning of July, most global equity indices experienced modest losses, but they dropped sharply in September following the collapse of several large financial institutions in Europe. In fact, for most major non-U.S. equity indices, September marked the worst monthly loss in over six years. In addition, the correlations across global equity markets were extremely high, with all countries in the MSCI EAFE Index experiencing negative returns. Ireland and Austria were down the most for the reporting period, each losing over 60%.

We have recently introduced a series of enhancements, including the addition of new factors, modifications to existing factors, and the development of sector-specific factors. We regard many of the factors we have implemented and those we are currently researching as proprietary. We believe this will help us reduce our reliance on factors that become more commonplace and allow us to migrate our models over time to more unique return opportunities. In addition, we are enhancing our trading methodology to allow for more frequent rebalancing, which we believe should help us take better advantage of data as it is reported while continuing to keep transaction costs as low as possible. We believe that by rebalancing our portfolios on a more frequent basis, we will be able to achieve more timely exposure to our investment themes and can better exploit shorter-lived information sources, thereby improving long-term results.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Investment Strategies Team

January 16, 2009

FUND BASICS

Structured International Tax-Managed Equity Fund
as of December 31, 2008

PERFORMANCE REVIEW

January 31, 2008–December 31, 2008	Fund Cumulative Total Return (based on NAV)[1]	MSCI EAFE Index[2]

Class A	-37.56%	-37.62%
Class C	-38.02	-37.62
Institutional	-37.40	-37.62

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The unmanaged MSCI EAFE Index (unhedged and net of dividend withholding taxes) is a market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/08	Since Inception	Inception Date

Class A	-40.98%	1/31/08
Class C	-38.64	1/31/08
Institutional	-37.40	1/31/08

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

  The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	1.78%
Class C	2.01	2.53
Institutional	0.86	1.38

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

TOP 10 HOLDINGS AS OF 12/31/085

	% of Net
Company	Assets	Line of Business	Country

Total SA	2.6%	Energy	France
BP PLC ADR	2.6	Energy	United Kingdom
HSBC Holdings PLC	2.2	Banks	United Kingdom
Novartis AG (Registered)	2.2	Pharmaceuticals, Biotechnology	Switzerland
		& Life Sciences
Nestle SA (Registered)	2.0	Food, Beverage & Tobacco	Switzerland
RWE AG	2.0	Utilities	Germany
ENI SpA	2.0	Energy	Italy
Wm Morrison	1.8	Food & Staples Retailing	United Kingdom
Supermarkets PLC
BG Group PLC	1.8	Energy	United Kingdom
Vivendi	1.7	Media	France

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

SECTOR ALLOCATION AS OF 12/31/086

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending collateral, if any).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Performance Summary
December 31, 2008

The following graph shows the value as of December 31, 2008, of a $10,000 investment made on January 31, 2008 (commencement of operations) in Class A Shares (with the maximum sales charge of 5.5%). For comparative purposes, the performance of the Fund’s benchmark the MSCI EAFE Index (net of withholding taxes, unhedged) is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class C and Institutional Shares will vary from Class A Shares due to differences in fees and sales loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Structured International Tax-Managed Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from January 31, 2008 through December 31, 2008.

Cumulative Total Return through December 31, 2008	Since Inception

Class A (commenced January 31, 2008)
Excluding sales charges	–37.56%
Including sales charges	–40.98%

Class C (commenced January 31, 2008)
Excluding contingent deferred sales charges	–38.02%
Including contingent deferred sales charges	–38.64%

Institutional Shares (commenced January 31, 2008)	–37.40%

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
December 31, 2008

Shares	Description	Value

Common Stocks – 91.9%

Automobiles & Components – 0.4%
13,300	Autoliv, Inc.(a)	$285,418
1,400	BorgWarner, Inc.	30,478
10,500	Gentex Corp.	92,715
25,100	Johnson Controls, Inc.	455,816

		864,427

Banks – 3.0%
6,000	Associated Banc-Corp	125,580
1,800	Astoria Financial Corp.	29,664
1,800	City National Corp.	87,660
19,169	First Horizon National Corp.	202,616
6,400	Fulton Financial Corp.	61,568
13,000	MGIC Investment Corp.	45,240
5,700	New York Community Bancorp, Inc.	68,172
15,700	Popular, Inc.	81,012
8,800	Synovus Financial Corp.	73,040
9,700	TCF Financial Corp.	132,502
26,100	The Colonial BancGroup, Inc.	54,027
60,600	U.S. Bancorp	1,515,606
2,600	Washington Federal, Inc.	38,896
6,400	Webster Financial Corp.	88,192
106,400	Wells Fargo & Co.	3,136,672
4,200	Whitney Holding Corp.	67,158
4,100	Wilmington Trust Corp.	91,184

		5,898,789

Capital Goods – 8.1%
21,200	3M Co.	1,219,848
2,000	AGCO Corp.*	47,180
3,500	BE Aerospace, Inc.*	26,915
2,800	Bucyrus International, Inc.	51,856
33,350	Caterpillar, Inc.(a)	1,489,745
6,500	Crane Co.	112,060
18,300	Deere & Co.	701,256
26,700	Emerson Electric Co.	977,487
1,200	First Solar, Inc.*	165,552
7,400	Fluor Corp.	332,038
3,900	Foster Wheeler Ltd.*	91,182
1,600	General Cable Corp.*	28,304
9,750	General Dynamics Corp.	561,503
267,350	General Electric Co.(a)	4,331,070
2,900	Harsco Corp.	80,272
29,300	Honeywell International, Inc.	961,919
3,500	Joy Global, Inc.	80,115
2,100	KBR, Inc.	31,920
2,300	Kennametal, Inc.	51,037
10,200	Lockheed Martin Corp.	857,616
2,700	McDermott International, Inc.*	26,676
10,700	Oshkosh Corp.	95,123
2,100	Pentair, Inc.	49,707
3,200	Quanta Services, Inc.*	63,360
2,200	Sunpower Corp. Class A*	81,400
3,600	Terex Corp.*	62,352
16,600	Textron, Inc.	230,242
29,150	The Boeing Co.	1,243,830
3,000	The Shaw Group, Inc.*	61,410

4,000	Timken Co.	78,520
4,500	Trinity Industries, Inc.	70,920
33,650	United Technologies Corp.	1,803,640
800	URS Corp.*	32,616

		16,098,671

Commercial & Professional Services – 0.2%
57,900	Steelcase, Inc. Class A	325,398
3,300	The Corporate Executive Board Co.	72,798

		398,196

Consumer Durables & Apparel – 1.0%
11,900	Garmin Ltd.	228,123
6,100	Hanesbrands, Inc.*	77,775
5,000	Jarden Corp.*	57,500
7,100	M.D.C. Holdings, Inc.	215,130
86,100	Mattel, Inc.	1,377,600
6,900	Toll Brothers, Inc.*	147,867

		2,103,995

Consumer Services – 1.9%
7,800	Boyd Gaming Corp.	36,894
16,700	H&R Block, Inc.	379,424
8,900	Las Vegas Sands Corp.*	52,777
22,600	McDonald’s Corp.	1,405,494
5,700	MGM Mirage*	78,432
7,700	Royal Caribbean Cruises Ltd.	105,875
1,100	Scientific Games Corp. Class A*	19,294
59,300	Starwood Hotels & Resorts Worldwide, Inc.	1,061,470
19,300	Yum! Brands, Inc.	607,950

		3,747,610

Diversified Financials – 5.8%
4,000	Affiliated Managers Group, Inc.*	167,680
8,200	Allied Capital Corp.	22,058
38,400	American Express Co.	712,320
138,950	Bank of America Corp.(a)	1,956,416
3,100	BlackRock, Inc.	415,865
14,650	Capital One Financial Corp.	467,188
158,900	Citigroup, Inc.(a)(b)	1,066,219
9,100	Eaton Vance Corp.	191,191
8,100	GLG Partners, Inc.	18,387
1,700	Investment Technology Group, Inc.*	38,624
13,600	Jefferies Group, Inc.	191,216
100,150	JPMorgan Chase & Co.(a)	3,157,730
55,650	Merrill Lynch & Co., Inc.	647,766
27,900	MF Global Ltd.*	56,916
1,500	MSCI, Inc. Class A*	26,640
12,900	Raymond James Financial, Inc.	220,977
13,700	SEI Investments Co.	215,227
35,100	TD Ameritrade Holding Corp.*	500,175

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)

46,000	The Bank of New York Mellon Corp.	$1,303,180
13,500	Waddell & Reed Financial, Inc. Class A	208,710

		11,584,485

Energy – 12.7%
2,700	Alpha Natural Resources, Inc.*	43,713
13,500	Apache Corp.	1,006,155
8,900	Arch Coal, Inc.	144,981
49,600	Chevron Corp.(a)(b)	3,668,912
2,700	Cimarex Energy Co.	72,306
42,550	ConocoPhillips	2,204,090
1,100	Continental Resources, Inc.*	22,781
7,000	Denbury Resources, Inc.*	76,440
14,900	Devon Energy Corp.	979,079
12,000	Diamond Offshore Drilling, Inc.	707,280
1,300	Encore Acquisition Co.*	33,176
800	Exterran Holdings, Inc.*	17,040
128,200	Exxon Mobil Corp.(a)	10,234,206
1,300	FMC Technologies, Inc.*	30,979
2,400	Forest Oil Corp.*	39,576
4,100	Foundation Coal Holdings, Inc.	57,482
13,000	Frontier Oil Corp.	164,190
2,800	Helmerich & Payne, Inc.	63,700
9,000	Hercules Offshore, Inc.*	42,750
8,000	Holly Corp.	145,840
1,600	Mariner Energy, Inc.*	16,320
2,900	Newfield Exploration Co.*	57,275
32,700	Occidental Petroleum Corp.	1,961,673
8,100	Patriot Coal Corp.*	50,625
32,050	Patterson-UTI Energy, Inc.	368,896
4,500	Petrohawk Energy Corp.*	70,335
4,700	Plains Exploration & Production Co.*	109,228
4,500	Pride International, Inc.*	71,910
10,100	Quicksilver Resources, Inc.*	56,257
6,700	SandRidge Energy, Inc.*	41,205
37,900	Schlumberger Ltd.	1,604,307
1,700	Superior Energy Services, Inc.*	27,081
1,700	Teekay Corp.	33,405
41,500	The Williams Companies, Inc.	600,920
5,100	Tidewater, Inc.	205,377
2,200	Ultra Petroleum Corp.*	75,922
1,800	W&T Offshore, Inc.	25,776
2,300	Walter Industries, Inc.	40,273
1,400	Whiting Petroleum Corp.*	46,844

		25,218,305

Food & Staples Retailing – 2.5%
72,750	CVS/Caremark Corp.	2,090,835
51,900	Wal-Mart Stores, Inc.	2,909,514

		5,000,349

Food, Beverage & Tobacco – 5.3%
88,750	Altria Group, Inc.(a)	1,336,575
2,400	Bunge Ltd.	124,248
900	Hansen Natural Corp.*	30,177

67,991	Kraft Foods, Inc. Class A(b)	1,825,558
42,500	PepsiCo, Inc.	2,327,725
45,450	Philip Morris International, Inc.	1,977,529
2,800	Smithfield Foods, Inc.*	39,396
62,350	The Coca-Cola Co.	2,822,585

		10,483,793

Health Care Equipment & Services – 2.7%
6,000	Advanced Medical Optics, Inc.*	39,660
14,200	Baxter International, Inc.	760,978
10,400	Brookdale Senior Living, Inc.	58,032
1,400	Cerner Corp.*	53,830
6,400	Community Health Systems, Inc.*	93,312
16,500	Health Management Associates, Inc. Class A*	29,535
10,500	Health Net, Inc.*	114,345
2,600	Henry Schein, Inc.*	95,394
700	Hill-Rom Holdings, Inc.	11,522
6,000	Hologic, Inc.*	78,420
1,700	Inverness Medical Innovations, Inc.*	32,147
700	Kinetic Concepts, Inc.*	13,426
3,600	LifePoint Hospitals, Inc.*	82,224
1,500	Lincare Holdings, Inc.*	40,395
1,000	Mednax, Inc.*	31,700
45,100	Medtronic, Inc.	1,417,042
5,900	Omnicare, Inc.	163,784
18,350	Stryker Corp.	733,082
2,600	Teleflex, Inc.	130,260
41,250	UnitedHealth Group, Inc.	1,097,250
3,800	Universal Health Services, Inc. Class B	142,766
4,700	VCA Antech, Inc.*	93,436

		5,312,540

Household & Personal Products – 3.4%
15,900	Avon Products, Inc.	382,077
14,200	Colgate-Palmolive Co.	973,268
17,500	Kimberly-Clark Corp.	922,950
72,300	Procter & Gamble Co.	4,469,586

		6,747,881

Insurance – 2.5%
5,400	ACE Ltd.	285,768
15,700	Aflac, Inc.	719,688
39,700	AMBAC Financial Group, Inc.	51,610
100	Berkshire Hathaway, Inc. Class B*	321,400
7,700	CNA Financial Corp.	126,588
10,100	Conseco, Inc.*	52,318
1,300	Endurance Specialty Holdings Ltd.	39,689
400	Everest Re Group Ltd.	30,456
2,300	First American Corp.	66,447
2,700	HCC Insurance Holdings, Inc.	72,225
28,100	MetLife, Inc.	979,566
2,000	Nationwide Financial Services, Inc. Class A	104,420
8,700	Old Republic International Corp.	103,704

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)

7,500	OneBeacon Insurance Group Ltd.	$78,300
300	PartnerRe Ltd.	21,381
6,100	Protective Life Corp.	87,535
18,100	Prudential Financial, Inc.	547,706
3,200	StanCorp Financial Group, Inc.	133,664
22,200	The Travelers Companies, Inc.	1,003,440
3,500	Unitrin, Inc.	55,790
1,600	Willis Group Holdings Ltd.	39,808

		4,921,503

Materials – 2.9%
4,500	Ashland, Inc.	47,295
3,500	Cabot Corp.	53,550
1,400	Celanese Corp. Class A	17,402
2,500	Century Aluminum Co.*	25,000
2,800	Cliffs Natural Resources, Inc.	71,708
1,800	Commercial Metals Co.	21,366
33,600	E.I. du Pont de Nemours & Co.(a)	850,080
2,000	Eagle Materials, Inc.	36,820
24,450	Freeport-McMoRan Copper & Gold, Inc.	597,558
5,600	Greif, Inc. Class A	187,208
4,000	Lubrizol Corp.	145,560
800	Martin Marietta Materials, Inc.	77,664
16,800	Monsanto Co.	1,181,880
1,100	Owens-Illinois, Inc.*	30,063
13,400	Packaging Corp of America	180,364
12,500	RPM International, Inc.	166,125
500	Schnitzer Steel Industries, Inc. Class A	18,825
3,200	Sonoco Products Co.	74,112
55,450	Southern Copper Corp.	890,527
6,000	Steel Dynamics, Inc.	67,080
26,300	Temple-Inland, Inc.	126,240
2,400	Terra Industries, Inc.	40,008
41,700	The Dow Chemical Co.	629,253
2,900	The Mosaic Co.	100,340
3,500	Valspar Corp.	63,315

		5,699,343

Media – 2.7%
1,100	Cablevision Systems Corp. Class A	18,524
89,300	Comcast Corp. Class A	1,507,384
26,500	Comcast Corp. Special Class A	427,975
96,200	Gannett Co., Inc.	769,600
7,250	Idearc, Inc.	616
4,200	Liberty Global, Inc. Class A*	66,864
1,800	News Corp. Class B	17,244
37,600	Regal Entertainment Group Class A	383,896
7,550	The McClatchy Co. Class A	6,040
60,700	The Walt Disney Co.(b)	1,377,283
84,500	Time Warner, Inc.	850,070
10,200	Virgin Media, Inc.	50,898

		5,476,394

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
36,600	Abbott Laboratories	1,953,342
28,300	Amgen, Inc.*	1,634,325
5,900	Amylin Pharmaceuticals, Inc.*	64,015
2,000	BioMarin Pharmaceutical, Inc.*	35,600
80,650	Bristol-Myers Squibb Co.	1,875,112
35,500	Eli Lilly & Co.	1,429,585
1,100	Genentech, Inc.*	91,201
27,000	Gilead Sciences, Inc.*	1,380,780
2,400	Illumina, Inc.*	62,520
67,000	Johnson & Johnson(a)	4,008,610
66,650	Merck & Co., Inc.	2,026,160
193,900	Pfizer, Inc.(a)(b)	3,433,969
1,100	Pharmaceutical Product Development, Inc.	31,911
43,800	Schering-Plough Corp.	745,914
3,700	Vertex Pharmaceuticals, Inc.*	112,406
48,800	Wyeth	1,830,488

		20,715,938

Real Estate – 1.0%
1,500	Alexandria Real Estate Equities, Inc. (REIT)	90,510
4,700	AMB Property Corp. (REIT)	110,074
2,800	Brandywine Realty Trust (REIT)	21,588
500	BRE Properties, Inc. (REIT)	13,990
4,400	Camden Property Trust (REIT)	137,896
4,900	CBL & Associates Properties, Inc. (REIT)	31,850
2,700	Digital Realty Trust, Inc. (REIT)	88,695
6,900	Duke Realty Corp. (REIT)	75,624
1,300	Essex Property Trust, Inc. (REIT)	99,775
2,800	Federal Realty Investment Trust (REIT)	173,824
8,300	Forest City Enterprises, Inc. Class A	55,610
19,500	General Growth Properties, Inc. (REIT)	25,155
2,400	Health Care REIT, Inc. (REIT)	101,280
2,500	Hospitality Properties Trust (REIT)	37,175
5,200	Liberty Property Trust (REIT)	118,716
2,600	Mack-Cali Realty Corp. (REIT)	63,700
4,300	Regency Centers Corp. (REIT)	200,810
3,600	SL Green Realty Corp. (REIT)	93,240
6,600	The Macerich Co. (REIT)	119,856
3,700	The St. Joe Co.*	89,984
9,100	UDR, Inc. (REIT)	125,489
3,300	Ventas, Inc. (REIT)	110,781
2,400	Weingarten Realty Investors (REIT)	49,656

		2,035,278

Retailing – 2.4%
23,500	Best Buy Co., Inc.	660,585
4,800	Carmax, Inc.*	37,824
9,000	Chico’s FAS, Inc.*	37,620

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)

1,400	Dick’s Sporting Goods, Inc.*	$19,754
600	Dollar Tree, Inc.*	25,080
11,200	Foot Locker, Inc.	82,208
8,600	Guess?, Inc.	132,010
58,200	Lowe’s Companies, Inc.	1,252,464
31,750	Macy’s, Inc.	328,613
9,300	OfficeMax, Inc.	71,052
800	Priceline.com, Inc.*	58,920
3,700	Ross Stores, Inc.	110,001
7,400	Saks, Inc.*	32,412
21,400	Target Corp.	738,942
47,400	The Home Depot, Inc.	1,091,148
6,900	Urban Outfitters, Inc.*	103,362

		4,781,995

Semiconductors & Semiconductor Equipment – 1.9%
2,900	Cree, Inc.*	46,023
4,200	Cypress Semiconductor Corp.*	18,774
180,550	Intel Corp.	2,646,863
6,900	Intersil Corp. Class A	63,411
6,300	Lam Research Corp.*	134,064
16,100	Marvell Technology Group Ltd.*	107,387
13,400	ON Semiconductor Corp.*	45,560
3,900	Rambus, Inc.*	62,088
3,200	Varian Semiconductor Equipment Associates, Inc.*	57,984
32,400	Xilinx, Inc.	577,368

		3,759,522

Software & Services – 5.1%
10,600	Accenture Ltd. Class A	347,574
15,800	Activision Blizzard, Inc.*	136,512
2,500	Alliance Data Systems Corp.*	116,325
3,000	Amdocs Ltd.*	54,870
3,400	Ansys, Inc.*	94,826
16,500	Cadence Design Systems, Inc.*	60,390
5,300	Check Point Software Technologies*	100,647
2,400	Genpact Ltd.*	19,728
500	Global Payments, Inc.	16,395
5,630	Google, Inc. Class A*	1,732,069
4,900	IAC/InterActiveCorp*	77,077
3,800	Mastercard, Inc. Class A	543,134
3,700	McAfee, Inc.*	127,909
2,400	Metavante Technologies, Inc.*	38,664
190,950	Microsoft Corp.(a)	3,712,068
12,200	Nuance Communications, Inc.*	126,392
120,200	Oracle Corp.*	2,131,146
6,800	Red Hat, Inc.*	89,896
2,700	Sohu.com, Inc.*	127,818
200	VeriFone Holdings, Inc.*	980
6,400	Visa, Inc. Class A	335,680
4,600	VMware, Inc. Class A*	108,974
1,200	WebMD Health Corp. Class A*	28,308

		10,127,382

Technology Hardware & Equipment – 6.5%
7,300	ADC Telecommunications, Inc.*	39,931
20,850	Apple, Inc.*(a)	1,779,548
6,400	Avnet, Inc.*	116,544
4,200	Brocade Communications Systems, Inc.*	11,760
163,400	Cisco Systems, Inc.*	2,663,420
4,500	CommScope, Inc.*	69,930
3,600	Diebold, Inc.	101,124
1,500	F5 Networks, Inc.*	34,290
29,400	Flextronics International Ltd.*	75,264
800	Flir Systems, Inc.*	24,544
68,100	Hewlett-Packard Co.	2,471,349
34,050	International Business Machines Corp.(a)	2,865,648
600	Mettler Toledo International, Inc.*	40,440
21,100	Molex, Inc. Class A	273,245
94,050	Motorola, Inc.	416,641
1,600	NCR Corp.*	22,624
48,450	QUALCOMM, Inc.(a)	1,735,964
11,500	Seagate Technology	50,945
12,100	Western Digital Corp.*	138,545

		12,931,756

Telecommunication Services – 3.8%
143,428	AT&T, Inc.(a)(b)	4,087,698
4,700	Crown Castle International Corp.*	82,626
1,900	Leap Wireless International, Inc.*	51,091
1,100	Millicom International Cellular SA	49,401
4,000	NII Holdings, Inc.*	72,720
5,600	SBA Communications Corp. Class A*	91,392
1,900	Telephone & Data Systems, Inc.	60,325
600	US Cellular Corp.*	25,944
89,800	Verizon Communications, Inc.	3,044,220

		7,565,417

Transportation – 2.2%
1,400	Alexander & Baldwin, Inc.	35,084
3,000	AMR Corp.*	32,010
10,100	Burlington Northern Santa Fe Corp.	764,671
2,600	Continental Airlines, Inc. Class B*	46,956
2,500	Con-way, Inc.	66,500
14,800	CSX Corp.	480,556
7,100	Delta Air Lines, Inc.*	81,366
8,100	FedEx Corp.	519,615
6,400	Hertz Global Holdings, Inc.*	32,448
16,300	Union Pacific Corp.	779,140
26,650	United Parcel Service, Inc. Class B	1,470,014

		4,308,360

Utilities – 3.5%
7,000	AGL Resources, Inc.	219,450
9,800	Alliant Energy Corp.	285,964
6,900	Aqua America, Inc.	142,071
5,400	Calpine Corp.*	39,312

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)

1,900	DPL, Inc.	$43,396
60,950	Duke Energy Corp.	914,860
2,800	Equitable Resources, Inc.	93,940
26,400	Exelon Corp.	1,468,104
25,000	Great Plains Energy, Inc.	483,250
6,200	Hawaiian Electric Industries, Inc.	137,268
2,700	MDU Resources Group, Inc.	58,266
2,900	Mirant Corp.*	54,723
2,500	National Fuel Gas Co.	78,325
4,600	NRG Energy, Inc.*	107,318
7,400	NSTAR	270,026
13,500	OGE Energy Corp.	348,030
11,200	Oneok, Inc.	326,144
3,200	Puget Energy, Inc.	87,264
10,000	Reliant Energy, Inc.*	57,800
12,300	SCANA Corp.	437,880
31,200	Southern Co.	1,154,400
9,400	Vectren Corp.	235,094

		7,042,885

TOTAL COMMON STOCKS
(Cost $217,723,413)		$182,824,814

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation – 6.9%

JPMorgan Chase Euro – Time Deposit
$13,735,266	0.040%	01/02/09	$13,735,266
(Cost $13,735,266)

TOTAL INVESTMENTS – 98.8%
(Cost $231,458,679)			$196,560,080

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			2,379,359

NET ASSETS – 100.0%			$198,939,439

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following future contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P 500 E-mini	296	March 2009	$13,321,480	$432,695

WRITTEN OPTIONS — For the year ended December 31, 2008, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2007	675	$3,545,600

Contracts written	2,376	11,553,624
Contracts expired	(1,809)	(8,642,466)
Contracts bought to close	(937)	(4,657,563)

Contracts Outstanding December 31, 2008	305	$1,799,195

At December 31, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index	305	$925	March 2009	$(1,469,490)
(Premiums Received $1,799,195)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
December 31, 2008

Shares	Description	Value

Common Stocks – 78.0%

Australia – 5.6%
927	AGL Energy Ltd. (Utilities)	$9,883
31,521	Alumina Ltd. (Materials)	31,757
1,622	AMP Ltd. (Insurance)	6,184
1,335	Aristocrat Leisure Ltd. (Consumer Services)	3,632
5,838	Australia & New Zealand Banking Group Ltd. (Banks)	63,028
3,895	BHP Billiton Ltd. (Materials)	82,746
20,600	BlueScope Steel Ltd. (Materials)	50,612
4,899	Boral Ltd. (Materials)	15,866
3,816	Brambles Ltd. (Commercial & Professional Services)	19,826
4,161	Caltex Australia Ltd. (Energy)	21,027
3,811	CFS Retail Property Trust (REIT) (Real Estate)	5,010
4,597	Commonwealth Bank of Australia (Banks)	94,586
3,790	Crown Ltd. (Consumer Services)	15,876
572	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	13,489
7,522	CSR Ltd. (Capital Goods)	9,304
1,946	Foster’s Group Ltd. (Food, Beverage & Tobacco)	7,484
3,315	Incitec Pivot Ltd. (Materials)	5,811
477	Lend Lease Corp. Ltd. (Real Estate)	2,404
3,212	Macquarie Airports (Transportation)	5,407
266	Macquarie Group Ltd. (Diversified Financials)	5,399
1,412	Macquarie Infrastructure Group (Transportation)	1,692
8,756	National Australia Bank Ltd. (Banks)	128,728
5,661	OneSteel Ltd. (Materials)	9,789
1,617	Orica Ltd. (Materials)	15,868
15,666	Qantas Airways Ltd. (Transportation)(a)	28,862
3,381	QBE Insurance Group Ltd. (Insurance)	61,106
1,652	Rio Tinto Ltd. (Materials)	44,270
3,862	Sims Metal Management Ltd. (Materials)	47,269
3,490	Sonic Healthcare Ltd. (Health Care Equipment & Services)	35,556
7,654	Stockland (REIT) (Real Estate)	21,773
1,398	TABCORP Holdings Ltd. (Consumer Services)	6,840
12,800	Telstra Corp. Ltd. (Telecommunication Services)	34,266
5,558	Wesfarmers Ltd. (Food & Staples Retailing)	70,152
1,498	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	18,898
6,220	Westfield Group (REIT) (Real Estate)	56,470

7,147	Westpac Banking Corp. (Banks)	85,719
1,286	Woodside Petroleum Ltd. (Energy)	33,278
2,227	Woolworths Ltd. (Food & Staples Retailing)	41,525
2,253	WorleyParsons Ltd. (Energy)	22,476

		1,233,868

Austria – 0.0%
308	OMV AG (Energy)	8,184

Belgium – 0.6%
1,481	Mobistar SA (Telecommunication Services)	106,832
904	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	29,487

		136,319

Denmark – 0.3%
4	A.P. Moller – Maersk A/S Class B (Transportation)	21,526
347	Danisco A/S (Food, Beverage & Tobacco)	14,172
379	Vestas Wind Systems A/S (Capital Goods)*	22,303

		58,001

Finland – 0.6%
812	Fortum Oyj (Utilities)	17,649
4,157	Nokia Oyj (Technology Hardware & Equipment)	65,234
3,226	UPM-Kymmene Oyj (Materials)	41,353

		124,236

France – 9.3%
722	Alstom SA (Capital Goods)	43,027
3,151	AXA SA (Insurance)	70,726
1,827	BNP Paribas (Banks)	78,862
779	Cap Gemini SA (Software & Services)	30,122
326	Casino Guichard Perrachon SA (Food & Staples Retailing)	24,846
690	Christian Dior SA (Consumer Durables & Apparel)	39,012
612	CNP Assurances (Insurance)	44,467
6,988	France Telecom SA (Telecommunication Services)	194,775
1,309	Pernod-Ricard SA (Food, Beverage & Tobacco)	97,243
1,677	Publicis Groupe (Media)	43,280
2,572	Safran SA (Capital Goods)	34,726
3,841	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	245,683
1,432	Schneider Electric SA (Capital Goods)	106,618
5,403	SCOR SE (Insurance)	124,828

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

5,062	Suez Environnement SA (Utilities)*	$85,490
8,181	Total SA (Energy)(a)	449,785
192	Unibail-Rodamco (REIT) (Real Estate)	28,684
4,467	Valeo SA (Automobiles & Components)	66,545
6,099	Vivendi (Media)(a)	198,791
759	Zodiac SA (Capital Goods)	27,714

		2,035,224

Germany – 6.1%
2,308	Adidas AG (Consumer Durables & Apparel)	87,980
311	Allianz SE (Registered) (Insurance)	33,091
1,962	BASF SE (Materials)	76,231
968	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	56,404
965	Bilfinger Berger AG (Capital Goods)	51,650
3,885	Daimler AG (Registered) (Automobiles & Components)(a)	148,026
941	Deutsche Boerse AG (Diversified Financials)	68,081
8,470	Deutsche Lufthansa AG (Registered) (Transportation)	139,280
2,357	Deutsche Telekom AG (Telecommunication Services)(a)	35,636
3,526	E.ON AG (Utilities)	138,456
397	Fresenius SE Preference Shares (Health Care Equipment & Services)	23,298
2,476	GEA Group AG (Capital Goods)	42,996
433	MAN AG (Capital Goods)	24,289
553	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	49,472
514	Muenchener Rueckversicherungs AG (Registered) (Insurance)	79,797
222	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	17,377
1,261	RWE AG (Utilities)	111,998
571	Salzgitter AG (Materials)	44,375
613	SAP AG (Software & Services)	22,244
2,909	ThyssenKrupp AG (Materials)	80,981

		1,331,662

Greece – 0.3%
16,523	Marfin Investment Group SA (Diversified Financials)*	66,798

Hong Kong – 1.9%
400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,318
15,500	BOC Hong Kong (Holdings) Ltd. (Banks)	17,741

3,000	Cathay Pacific Airways Ltd. (Transportation)	3,388
5,000	Cheung Kong Holdings Ltd. (Real Estate)	47,698
1,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	3,776
6,500	CLP Holdings Ltd. (Utilities)	44,192
2,800	Esprit Holdings Ltd. (Retailing)	15,956
7,000	Hang Lung Properties Ltd. (Real Estate)	15,369
1,600	Hang Seng Bank Ltd. (Banks)	21,124
2,000	Henderson Land Development Co. Ltd. (Real Estate)	7,480
8,000	Hong Kong & China Gas Co. Ltd. (Utilities)	12,132
2,700	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	25,923
4,000	HongKong Electric Holdings (Utilities)	22,520
1,000	Hopewell Holdings (Real Estate)	3,318
6,000	Hutchison Telecommunications International Ltd. (Telecommunication Services)	1,618
6,000	Hutchison Whampoa Ltd. (Capital Goods)	30,289
1,000	Hysan Development Co. Ltd. (Real Estate)	1,626
1,500	Kerry Properties Ltd. (Real Estate)	4,035
500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	906
4,000	Li & Fung Ltd. (Retailing)	6,913
4,500	MTR Corp. (Transportation)	10,480
9,000	New World Development Ltd. (Real Estate)	9,215
3,000	Noble Group Ltd. (Capital Goods)	2,149
500	Orient Overseas International Ltd. (Transportation)	1,121
6,000	Pacific Basin Shipping Ltd. (Transportation)	2,762
8,000	PCCW Ltd. (Telecommunication Services)	3,841
2,000	Shangri-La Asia Ltd. (Consumer Services)	2,313
4,000	Sino Land Co. (Real Estate)	4,189
5,000	Sun Hung Kai Properties Ltd. (Real Estate)	42,073
2,500	Swire Pacific Ltd. Class A (Real Estate)	17,318
5,200	The Bank of East Asia Ltd. (Banks)	10,969
6,000	The Link Real Estate Investment Trust (REIT) (Real Estate)	9,981
3,000	The Wharf (Holdings) Ltd. (Real Estate)	8,305

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)

2,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	$3,971

		416,009

Ireland – 0.0%
2,932	Allied Irish Banks PLC (Banks)	7,013

Italy – 2.7%
19,989	Enel SpA (Utilities)	128,761
1,561	ENI SpA (Energy)	37,563
17,392	Intesa Sanpaolo SpA (Banks)	63,180
2,850	Italcementi SpA (Materials)	37,034
61,436	Parmalat SpA (Food, Beverage & Tobacco)	103,065
6,266	Terna Rete Elettrica Nazionale SpA (Utilities)	20,678
43,466	UniCredit SpA (Banks)	110,513
55,234	Unipol Gruppo Finanziario SpA (Insurance)	86,567
15,401	Unipol Gruppo Finanziario SpA Preference Shares (Insurance)	16,978

		604,339

Japan – 16.3%
160	Acom Co. Ltd. (Diversified Financials)	6,762
1,700	Aderans Holdings Co. Ltd. (Household & Personal Products)	17,876
1,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	22,821
1,600	Aeon Co. Ltd. (Food & Staples Retailing)	16,113
7,000	Amada Co. Ltd. (Capital Goods)	34,045
7,000	Asahi Glass Co. Ltd. (Capital Goods)	39,902
2,000	Asahi Kasei Corp. (Materials)	8,828
200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	8,186
400	Autobacs Seven Co. Ltd. (Retailing)	9,265
2,700	Canon, Inc. (Technology Hardware & Equipment)(a)	85,548
3,000	Central Glass Co. Ltd. (Capital Goods)	12,135
1	Central Japan Railway Co. (Transportation)	8,673
3,000	Chuo Mitsui Trust Holdings, Inc. (Banks)	14,750
200	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	4,324
3,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	33,164
2,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	47,297

1,000	Daiwa House Industry Co. Ltd. (Real Estate)	9,805
2,000	Daiwa Securities Group, Inc. (Diversified Financials)	12,007
6,000	Denki Kagaku Kogyo Kabushiki Kaisha (Materials)	14,775
900	Denso Corp. (Automobiles & Components)	15,250
6,000	Dowa Holdings Co. Ltd. (Materials)	22,178
68	eAccess Ltd. (Software & Services)	42,594
600	East Japan Railway Co. (Transportation)	45,604
700	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	29,211
100	FamilyMart Co. Ltd. (Food & Staples Retailing)	4,343
100	Fanuc Ltd. (Capital Goods)	7,167
12,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	18,080
2,000	Fujitsu Ltd. (Technology Hardware & Equipment)	9,724
1,600	Hokkaido Electric Power Co., Inc. (Utilities)	40,452
3,800	Honda Motor Co. Ltd. (Automobiles & Components)(a)	80,935
2,900	Hoya Corp. (Technology Hardware & Equipment)	50,652
2	Japan Real Estate Investment Corp. (REIT) (Real Estate)	17,866
8	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	26,499
400	JFE Holdings, Inc. (Materials)	10,631
7,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	32,830
2,000	Kintetsu Corp. (Transportation)	9,201
3,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	39,886
19,000	Kobe Steel Ltd. (Materials)	34,905
2,100	Komatsu Ltd. (Capital Goods)	26,789
1,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	7,781
2,600	Kyushu Electric Power Co., Inc. (Utilities)	69,024
400	Makita Corp. (Consumer Durables & Apparel)	8,950
7,500	Marui Group Co. Ltd. (Retailing)	43,819
300	Meitec Corp. (Commercial & Professional Services)	5,184
4,000	Mitsubishi Chemical Holdings Corp. (Materials)	17,725
1,800	Mitsubishi Corp. (Capital Goods)	25,495
3,000	Mitsubishi Estate Co. Ltd. (Real Estate)	49,556
22,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	143,930

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

6,000	Mitsui & Co. Ltd. (Capital Goods)	$61,682
4,000	Mitsui Chemicals, Inc. (Materials)	14,864
3,000	Mitsui Fudosan Co. Ltd. (Real Estate)	50,017
9,000	Mitsui OSK Lines Ltd. (Transportation)	55,623
1,100	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	34,981
21,000	Mizuho Financial Group, Inc. (Banks)	59,699
500	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	19,606
1,000	Nikon Corp. (Consumer Durables & Apparel)	12,002
200	Nintendo Co. Ltd. (Software & Services)(a)	76,430
1	Nippon Building Fund, Inc. (REIT) (Real Estate)	10,992
7,000	Nippon Express Co. Ltd. (Transportation)	29,506
8,000	Nippon Kayaku Co. Ltd. (Materials)	41,998
1,500	Nippon Mining Holdings, Inc. (Energy)	6,509
4,000	Nippon Oil Corp. (Energy)	20,281
8,000	Nippon Steel Corp. (Materials)	26,290
1,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	51,627
18,000	Nishimatsu Construction Co. Ltd. (Capital Goods)(a)	26,968
400	Nissin Foods Holding Co. Ltd. (Food, Beverage & Tobacco)	13,939
1,100	Nitto Denko Corp. (Materials)	21,058
5,300	Nomura Holdings, Inc. (Diversified Financials)	44,129
7,000	NSK Ltd. (Capital Goods)	26,437
12,000	NTN Corp. (Capital Goods)	36,262
53	NTT DoCoMo, Inc. (Telecommunication Services)	104,321
4,000	OJI Paper Co. Ltd. (Materials)	23,517
2,000	OKUMA Corp. (Capital Goods)	7,547
1,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	52,064
2,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	15,941
320	ORIX Corp. (Diversified Financials)	18,273
6,000	Panasonic Corp. (Consumer Durables & Apparel)(a)	73,753
3,000	Panasonic Electric Works Co., Ltd. (Capital Goods)	26,751

3,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	38,450
400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	20,195
200	Sankyo Co. Ltd. (Consumer Durables & Apparel)	10,090
2,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	12,486
2,000	Sekisui House Ltd. (Consumer Durables & Apparel)	17,645
1,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	58,432
3,000	Sharp Corp. (Consumer Durables & Apparel)	21,626
5,000	Shinsei Bank Ltd. (Banks)	7,914
2,000	Shiseido Co. Ltd. (Household & Personal Products)	41,130
700	Showa Shell Sekiyu K.K. (Energy)	6,937
8,300	Sojitz Corp. (Capital Goods)	13,871
2,000	Sompo Japan Insurance, Inc. (Insurance)	14,810
200	Sony Corp. (Consumer Durables & Apparel)	4,374
4	Sony Financial Holdings, Inc. (Insurance)	15,266
2,100	Sumco Corp. (Semiconductors & Semiconductor Equipment)	26,679
4,000	Sumitomo Chemical Co. Ltd. (Materials)	13,712
2,200	Sumitomo Electric Industries Ltd. (Capital Goods)	17,030
8,000	Sumitomo Metal Industries Ltd. (Materials)	19,761
1,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	74,661
2,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	125,094
800	TDK Corp. (Technology Hardware & Equipment)	29,557
4,000	The Bank of Yokohama Ltd. (Banks)	23,595
2,000	The Iyo Bank Ltd. (Banks)	24,894
2,300	The Kansai Electric Power Co., Inc. (Utilities)	66,622
2,000	The Shizuoka Bank Ltd. (Banks)	23,241
2,900	Tohoku Electric Power Co., Inc. (Utilities)	78,448
1,900	Tokai Rika Co. Ltd. (Automobiles & Components)	16,635
1,300	Tokio Marine Holdings, Inc. (Insurance)	38,518
3,000	Tokyo Gas Co. Ltd. (Utilities)	15,207

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

10,000	Toshiba Corp. (Technology Hardware & Equipment)(a)	$41,148
7,100	Toyota Motor Corp. (Automobiles & Components)(a)	234,714
7	West Japan Railway Co. (Transportation)	31,895

		3,590,241

Luxembourg – 0.4%
336	ArcelorMittal (Materials)	8,145
575	Millicom International Cellular SA SDR (Telecommunication Services)	27,169
3,010	SES SA (Media)	58,335

		93,649

Netherlands – 3.9%
725	Corio NV (REIT) (Real Estate)	33,385
8,488	European Aeronautic Defence and Space Co. NV (Capital Goods)	143,748
2,053	ING Groep NV CVA (Diversified Financials)	22,595
2,264	Koninklijke Ahold NV (Food & Staples Retailing)	27,899
4,079	Koninklijke DSM NV (Materials)	104,673
6,959	Koninklijke Philips Electronics NV (Capital Goods)	137,974
7,054	Royal Dutch Shell PLC Class A (Energy)	186,505
4,667	Royal Dutch Shell PLC Class B (Energy)	118,301
3,238	Unilever NV CVA (Food, Beverage & Tobacco)	78,483

		853,563

New Zealand – 0.1%
3,129	Fletcher Building Ltd. (Materials)	10,543
3,515	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	4,724

		15,267

Norway – 0.1%
3,200	DnB NOR ASA (Banks)	12,696

Portugal – 0.8%
15,106	Energias de Portugal SA (Utilities)	56,828
3,546	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	19,695
12,821	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	109,720

		186,243

Singapore – 1.0%
6,000	CapitaLand Ltd. (Real Estate)	13,092
3,000	CapitaMall Trust (REIT) (Real Estate)	3,338
1,000	City Developments Ltd. (Real Estate)	4,474

2,000	ComfortDelgro Corp. Ltd. (Transportation)	2,026
4,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	2,674
2,000	DBS Group Holdings Ltd. (Banks)	11,781
3,000	Fraser and Neave Ltd. (Capital Goods)	6,203
4,000	Keppel Corp. Ltd. (Capital Goods)	12,144
2,000	Olam International Ltd. (Food & Staples Retailing)	1,612
10,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	34,771
1,000	Parkway Holdings Ltd. (Health Care Equipment & Services)	867
1,000	SembCorp Industries Ltd. (Capital Goods)	1,631
3,000	SembCorp Marine Ltd. (Capital Goods)	3,536
2,000	Singapore Airlines Ltd. (Transportation)	15,730
2,000	Singapore Exchange Ltd. (Diversified Financials)	7,124
5,000	Singapore Press Holdings Ltd. (Media)	10,842
3,000	Singapore Technologies Engineering Ltd. (Capital Goods)	4,968
22,000	Singapore Telecommunications Ltd. (Telecommunication Services)	39,205
4,000	United Overseas Bank Ltd. (Banks)	36,148
1,000	UOL Group Ltd. (Real Estate)	1,556
2,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	3,919

		217,641

Spain – 3.4%
5,854	Banco Bilbao Vizcaya Argentaria SA (Banks)	72,533
4,530	Banco Popular Espanol SA (Banks)	39,291
20,677	Banco Santander SA (Banks)	199,755
11,517	Criteria Caixacorp SA (Diversified Financials)	45,945
15,565	Iberdrola SA (Utilities)	145,092
10,972	Iberia Lineas Aereas de Espana SA (Transportation)	30,946
14,402	Mapfre SA (Insurance)	49,117
7,811	Telefonica SA (Telecommunication Services)	176,308

		758,987

Sweden – 1.6%
750	Modern Times Group AB Class B (Media)	16,420
14,200	Nordea Bank AB (Banks)	101,213
2,400	Skandinaviska Enskilda Banken AB Class A (Banks)	19,373
947	Skanska AB Class B (Capital Goods)	9,713

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)

1,131	Swedbank AB Class A (Banks)	$6,681
816	Swedish Match AB (Food, Beverage & Tobacco)	11,780
18,800	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	146,563
7,000	TeliaSonera AB (Telecommunication Services)	35,252

		346,995

Switzerland – 5.5%
8,748	ABB Ltd. (Registered) (Capital Goods)*	133,408
665	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	37,620
365	Baloise Holding AG (Registered) (Insurance)	27,564
1,138	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	21,683
1,952	Credit Suisse Group AG (Registered) (Diversified Financials)	54,704
1,525	Julius Baer Holding AG (Registered) (Diversified Financials)	59,105
255	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	23,642
10,712	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	424,175
5,658	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	283,361
121	Syngenta AG (Registered) (Materials)	23,506
258	Synthes, Inc. (Health Care Equipment & Services)	32,716
1,506	UBS AG (Registered) (Diversified Financials)*	21,911
2,681	Xstrata PLC (Materials)	25,087
149	Zurich Financial Services AG (Registered) (Insurance)	32,554

		1,201,036

United Kingdom – 17.5%
3,149	Anglo American PLC (Materials)	73,488
1,191	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	48,724
3,529	Aviva PLC (Insurance)	19,997
26,019	Barclays PLC (Banks)	59,138
3,068	BHP Billiton PLC (Materials)	59,506
15,585	BP PLC ADR (Energy)(b)	728,443
4,345	British American Tobacco PLC (Food, Beverage & Tobacco)(a)	113,353

1,998	British Land Co. PLC (REIT) (Real Estate)	16,009
59,822	BT Group PLC (Telecommunication Services)	120,308
4,796	Centrica PLC (Utilities)	18,464
10,458	Diageo PLC (Food, Beverage & Tobacco)	146,944
25,784	GKN PLC (Automobiles & Components)	35,900
11,715	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	436,618
689	Hammerson PLC (REIT) (Real Estate)	5,337
68,238	Hays PLC (Commercial & Professional Services)	68,952
17,075	HBOS PLC (Banks)	17,676
30,001	HSBC Holdings PLC (Banks)	293,625
17,218	IMI PLC (Capital Goods)	68,390
1,158	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	30,931
5,945	Investec PLC (Diversified Financials)	24,547
48,947	ITV PLC (Media)	28,242
16,831	Kazakhmys PLC (Materials)	57,453
30,560	Ladbrokes PLC (Consumer Services)	82,083
1,306	Land Securities Group PLC (REIT) (Real Estate)	17,558
10,507	Lloyds TSB Group PLC (Banks)	19,887
10,572	Logica PLC (Software & Services)	10,628
9,180	Marks & Spencer Group PLC (Retailing)	28,775
6,597	National Express Group PLC (Transportation)	47,438
5,052	National Grid PLC (Utilities)	49,921
13,998	Prudential PLC (Insurance)	84,971
7,003	Rexam PLC (Materials)	35,843
3,828	Rio Tinto PLC (Materials)	85,083
41,227	Royal Bank of Scotland Group PLC (Banks)	30,348
17,314	RSA Insurance Group PLC (Insurance)	34,502
1,831	Scottish & Southern Energy PLC (Utilities)	32,283
2,091	Severn Trent PLC (Utilities)	36,237
6,522	Standard Chartered PLC (Banks)	83,456
6,265	Tate & Lyle PLC (Food, Beverage & Tobacco)	36,504
17,604	Tesco PLC (Food & Staples Retailing)	91,665
1,935	Thomson Reuters PLC (Media)	43,119
27,812	Tomkins PLC (Capital Goods)	50,074
5,363	Unilever PLC (Food, Beverage & Tobacco)(a)	123,187

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)

14,162	United Utilities Group PLC (Utilities)	$128,591
10,658	Vodafone Group PLC ADR (Telecommunication Services)(b)	217,850

		3,842,048

TOTAL COMMON STOCKS
(Cost $20,451,514)		$17,140,019

			Expiration
Units	Description		Month	Value

Rights* – 0.0%

Singapore – 0.0%
1,000	DBS Group Holdings Ltd. (Banks	)	01/09	$2,128

United Kingdom – 0.0%
23,630	HBOS PLC (Banks	)	01/09	—

TOTAL RIGHTS
(Cost $0)				$2,128

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation – 15.1%

JPMorgan Chase Euro – Time Deposit
$3,316,276	0.040%	01/02/09	$3,316,276
(Cost $3,316,276)

TOTAL INVESTMENTS – 93.1%
(Cost $23,767,790)			$20,458,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.9%			1,512,542

NET ASSETS – 100.0%			$21,970,965

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is held as collateral for call options written.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Dow Jones EURO STOXX 50 Index	58	March 2009	$1,975,261	$26,343
FTSE 100 Index	1	March 2009	63,117	2,653
TSE TOPIX Index	11	March 2009	1,046,001	7,588

TOTAL				$36,584

WRITTEN OPTIONS — For the period ended December 31, 2008, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding January 31, 2008	—	$—

Contracts written	250	899,035
Contracts expired	(205)	(726,838)
Contracts assigned	(6)	(29,459)

Contracts Outstanding December 31, 2008	39	$142,738

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

At December 31, 2008, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	28	EUR 2,500	March 2009	$(58,304)
FTSE 100 Index	6	GBP 4,400	March 2009	(25,189)
Nikkei-225 Stock Average	5	JPY 8,500	March 2009	(48,089)

Total (Premiums Received $142,738)	39			$(131,582)

Currency Legend:
EUR	—	Euro Currency
GBP	—	British Pound
JPY	—	Japanese Yen

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments
December 31, 2008

Shares	Description	Value

Common Stocks – 93.3%

Automobiles & Components – 0.3%
32,273	Johnson Controls, Inc.	$586,078

Banks – 3.9%
55,519	Cathay General Bancorp(a)	1,318,576
4,049	Comerica, Inc.(a)	80,373
80,967	First Bancorp(a)	901,973
97,266	Hudson City Bancorp, Inc.	1,552,365
12,570	Nara Bancorp, Inc.	123,563
65,543	Regions Financial Corp.	521,722
65,356	Synovus Financial Corp.	542,455
3,900	U.S. Bancorp	97,539
81,819	Wells Fargo & Co.	2,412,024
18,555	Wilshire Bancorp, Inc.	168,480
4,388	Wintrust Financial Corp.	90,261

		7,809,331

Capital Goods – 5.4%
15,618	A.O. Smith Corp.(a)	461,043
4,800	Acuity Brands, Inc.	167,568
2,525	American Science & Engineering, Inc.	186,749
2,877	Armstrong World Industries, Inc.	62,201
22,996	Deere & Co.	881,207
10,139	DynCorp International, Inc. Class A*	153,808
8,600	EMCOR Group, Inc.*	192,898
93,492	Emerson Electric Co.	3,422,742
3,728	Fastenal Co.	129,921
2,301	Fluor Corp.	103,246
127,932	General Electric Co.	2,072,498
5,175	Graco, Inc.	122,803
3,132	Granite Construction, Inc.	137,589
16,275	Illinois Tool Works, Inc.	570,439
1	John Bean Technologies Corp.	8
24,900	Raytheon Co.	1,270,896
3,166	Roper Industries, Inc.	137,436
3,358	The Shaw Group, Inc.*	68,738
9,191	Toro Co.	303,303
1,064	W.W. Grainger, Inc.	83,886
8,600	Woodward Governor Co.	197,972

		10,726,951

Commercial & Professional Services – 0.8%
2,126	Administaff, Inc.	46,091
24,637	Heidrick & Struggles International, Inc.	530,681
18,936	Herman Miller, Inc.	246,736
11,428	Manpower, Inc.	388,438
7,365	Resources Connection, Inc.*	120,639
12,133	Robert Half International, Inc.	252,609
9,248	Volt Information Sciences, Inc.*	66,863

		1,652,057

Consumer Durables & Apparel – 1.0%
5,867	American Greetings Corp. Class A	44,413
24,013	Carter’s, Inc.*	462,490

27,279	Centex Corp.	290,249
7,096	Fortune Brands, Inc.	292,923
12,625	Lennar Corp. Class A	109,459
20,549	Polaris Industries, Inc.(a)	588,729
5,350	Toll Brothers, Inc.*	114,650
1,490	Whirlpool Corp.	61,612

		1,964,525

Consumer Services – 3.7%
1,143	Apollo Group, Inc. Class A*	87,577
79,629	McDonald’s Corp.	4,952,127
11,786	Panera Bread Co. Class A*(a)	615,701
57,005	Yum! Brands, Inc.	1,795,657

		7,451,062

Diversified Financials – 5.6%
20,765	Advance America, Cash Advance Centers, Inc.	39,246
17,491	Ameriprise Financial, Inc.	408,590
115,250	Bank of America Corp.	1,622,720
18,692	Capital One Financial Corp.	596,088
8,503	CME Group, Inc.	1,769,559
6,848	Compass Diversified Holdings	77,040
3,805	Eaton Vance Corp.	79,943
4,428	Franklin Resources, Inc.	282,418
26,200	JPMorgan Chase & Co.	826,086
34,166	Moody’s Corp.(a)	686,395
24,981	Morgan Stanley(a)	400,695
25,897	NYSE Euronext	709,060
42,145	SEI Investments Co.	662,098
24,712	T. Rowe Price Group, Inc.	875,793
54,478	The Bank of New York Mellon Corp.	1,543,362
34,118	The Charles Schwab Corp.	551,688

		11,130,781

Energy – 13.1%
4,654	CARBO Ceramics, Inc.	165,357
59,300	Chevron Corp.	4,386,421
7,175	ConocoPhillips	371,665
23,000	Devon Energy Corp.	1,511,330
3,977	EOG Resources, Inc.	264,789
132,300	Exxon Mobil Corp.	10,561,563
14,936	Murphy Oil Corp.	662,412
32,800	Occidental Petroleum Corp.	1,967,672
7,590	RPC, Inc.(a)	74,078
31,291	Schlumberger Ltd.	1,324,548
18,962	Southwestern Energy Co.*	549,329
15,456	Sunoco, Inc.(a)	671,718
76,387	Tesoro Corp.	1,006,017
14,201	Transocean Ltd.*	670,997
78,032	Valero Energy Corp.	1,688,612
28,341	Western Refining, Inc.	219,926

		26,096,434

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Food & Staples Retailing – 4.2%
27,600	BJ’s Wholesale Club, Inc.*(a)	$945,576
2,460	Casey’s General Stores, Inc.	56,014
10,855	CVS/Caremark Corp.	311,973
43,400	Nash Finch Co.(a)	1,948,226
14,768	Safeway, Inc.	351,035
9,500	Spartan Stores, Inc.	220,875
7,634	SUPERVALU, Inc.	111,457
50,147	The Kroger Co.	1,324,382
13,238	The Pantry, Inc.*	283,955
41,155	Wal-Mart Stores, Inc.	2,307,149
6,050	Weis Markets, Inc.	203,462
13,398	Whole Foods Market, Inc.	126,477
15,163	Winn-Dixie Stores, Inc.*	244,124

		8,434,705

Food, Beverage & Tobacco – 4.4%
14,493	Archer-Daniels-Midland Co.	417,833
16,788	Bunge Ltd.(a)	869,115
10,051	Campbell Soup Co.	301,630
16,764	Chiquita Brands International, Inc.*	247,772
5,596	Corn Products International, Inc.	161,445
5,219	Diamond Foods, Inc.	105,163
6,400	Flowers Foods, Inc.	155,904
22,034	Hansen Natural Corp.*(a)	738,800
30,534	Imperial Sugar Co.(a)	437,858
2,796	J&J Snack Foods Corp.	100,320
4,107	Lancaster Colony Corp.	140,870
45,839	Lorillard, Inc.	2,583,028
17,200	Molson Coors Brewing Co. Class B	841,424
9,400	PepsiAmericas, Inc.	191,384
2,746	PepsiCo, Inc.	150,398
7,300	Philip Morris International, Inc.	317,623
9,329	Sanderson Farms, Inc.	322,410
13,001	Smithfield Foods, Inc.*(a)	182,924
5,090	The Hershey Co.	176,827
843	The JM Smucker Co.	36,552
3,923	UST, Inc.	272,178

		8,751,458

Health Care Equipment & Services – 3.0%
14,963	Align Technology, Inc.*(a)	130,926
8,400	AmerisourceBergen Corp.	299,544
2,266	Becton, Dickinson and Co.	154,972
12,746	Computer Programs & Systems, Inc.(a)	341,593
2,712	Datascope Corp.	141,675
10,480	Express Scripts, Inc.*	576,191
10,577	Hologic, Inc.*	138,241
22,312	LCA-Vision, Inc.(a)	91,702
52,823	Medco Health Solutions, Inc.*	2,213,812
3,734	Orthofix International NV*	57,242
6,973	PharMerica Corp.*	109,267
40,830	UnitedHealth Group, Inc.	1,086,078
19,900	Universal American Corp.*	175,518

13,100	Varian Medical Systems, Inc.*	459,024

		5,975,785

Household & Personal Products – 2.9%
23,600	Alberto-Culver Co.	578,436
34,839	Colgate-Palmolive Co.	2,387,865
25,519	Nu Skin Enterprises, Inc. Class A	266,163
16,602	Prestige Brands Holdings, Inc.*	175,151
37,753	Procter & Gamble Co.	2,333,891

		5,741,506

Insurance – 3.1%
49,762	Aflac, Inc.	2,281,090
748	Alleghany Corp.*	210,936
841	American National Insurance Co.	62,007
39,248	Assured Guaranty Ltd.(a)	447,427
7,397	CastlePoint Holdings Ltd.	100,303
5,097	Crawford & Co. Class B*	74,110
16,214	First American Corp.	468,423
6,281	Infinity Property & Casualty Corp.	293,511
15,265	IPC Holdings Ltd.	456,424
22,025	Loews Corp.	622,206
6,100	Nationwide Financial Services, Inc. Class A	318,481
10,418	PMA Capital Corp. Class A*	73,759
2,268	ProAssurance Corp.*	119,705
4,637	RLI Corp.	283,599
11,835	Selective Insurance Group, Inc.	271,377

		6,083,358

Materials – 1.9%
2,057	Ashland, Inc.	21,619
3,200	CF Industries Holdings, Inc.	157,312
8,026	E.I. du Pont de Nemours & Co.	203,058
3,990	Ecolab, Inc.	140,248
2,596	FMC Corp.	116,119
33,503	Monsanto Co.	2,356,936
2,972	Newmont Mining Corp.	120,960
1,518	Royal Gold, Inc.	74,701
14,400	Southern Copper Corp.(a)	231,264
2,500	Stepan Co.	117,475
3,394	United States Steel Corp.	126,257
3,250	Zep, Inc.	62,758

		3,728,707

Media – 3.7%
1,203	Arbitron, Inc.	15,976
99,159	Comcast Corp. Class A	1,673,804
65,469	Comcast Corp. Special Class A	1,057,324
4,688	Gannett Co., Inc.	37,504
70,248	The DIRECTV Group, Inc.*	1,609,382
3,803	The McGraw-Hill Companies, Inc.	88,192
63,350	The Walt Disney Co.	1,437,411
115,795	Time Warner, Inc.	1,164,898
68,298	Virgin Media, Inc.(a)	340,807

		7,425,298

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals, Biotechnology & Life Sciences – 9.5%
19,177	Abbott Laboratories	$1,023,477
26,363	Amgen, Inc.*	1,522,463
11,648	Biogen Idec, Inc.*	554,794
9,101	Emergent Biosolutions, Inc.*	237,627
18,000	Genentech, Inc.*	1,492,380
93,100	Gilead Sciences, Inc.*	4,761,134
24,186	Johnson & Johnson	1,447,048
83,758	King Pharmaceuticals, Inc.*	889,510
13,148	Life Technologies Corp.*	306,480
17,388	Maxygen, Inc.*	155,101
42,318	Merck & Co., Inc.	1,286,467
20,760	Mylan, Inc.*	205,316
37,944	Nabi Biopharmaceuticals*	127,112
25,825	Par Pharmaceutical Companies, Inc.*	346,313
5,731	Pfizer, Inc.	101,496
75,761	Questcor Pharmaceuticals, Inc.*(a)	705,335
36,244	Salix Pharmaceuticals Ltd.*(a)	320,035
52,655	Schering-Plough Corp.	896,715
1	Teva Pharmaceutical Industries Ltd. ADR	19
25,650	Thermo Fisher Scientific, Inc.*	873,896
30,685	Valeant Pharmaceuticals International*(a)	702,687
16,121	Viropharma, Inc.*	209,895
18,922	Wyeth	709,764

		18,875,064

Real Estate Investment Trust – 2.6%
26,476	AvalonBay Communities, Inc.(a)	1,603,916
15,420	Highwoods Properties, Inc.	421,891
8,316	Kilroy Realty Corp.	278,253
41,712	Nationwide Health Properties, Inc.	1,197,969
4,154	Realty Income Corp.	96,165
2,650	Regency Centers Corp.	123,755
22,954	Simon Property Group, Inc.	1,219,546
8,130	SL Green Realty Corp.	210,567

		5,152,062

Retailing – 1.2%
5,876	99 Cents Only Stores*	64,225
6,253	Dollar Tree, Inc.*	261,375
7,701	Family Dollar Stores, Inc.	200,765
5,302	Fred’s, Inc. Class A	57,049
25,970	HOT Topic, Inc.*(a)	240,742
9,175	PetSmart, Inc.	169,279
33,533	Tractor Supply Co.*	1,211,883
5,765	Urban Outfitters, Inc.*	86,360

		2,291,678

Semiconductors & Semiconductor Equipment – 1.8%
36,926	Broadcom Corp. Class A*	626,634
190,914	Intel Corp.	2,798,799
22,574	Marvell Technology Group Ltd.*	150,569

		3,576,002

Software & Services – 5.5%
73,664	Accenture Ltd. Class A	2,415,443
65,844	Acxiom Corp.	533,995
24,792	Autodesk, Inc.*	487,163
24,012	Commvault Systems, Inc.*	322,001
114,600	EarthLink, Inc.*(a)	774,696
10,164	Fair Isaac Corp.	171,365
5,671	Google, Inc. Class A*	1,744,683
123,610	Microsoft Corp.	2,402,978
3,919	Oracle Corp.*	69,484
8,179	Sohu.com, Inc.*	387,194
10,400	Symantec Corp.*	140,608
12,392	Synopsys, Inc.*	229,500
76,814	TiVo, Inc.*(a)	549,988
5,845	Total System Services, Inc.	81,830
18,505	VeriSign, Inc.*	353,075
7,644	VMware, Inc. Class A*	181,086

		10,845,089

Technology Hardware & Equipment – 6.1%
27,206	Apple, Inc.*	2,322,032
4,533	Avid Technology, Inc.*	49,455
145,318	Cisco Systems, Inc.*	2,368,683
6,082	Dell, Inc.*	62,280
98,758	Hewlett-Packard Co.	3,583,928
11,237	Ingram Micro, Inc. Class A*	150,463
7,133	InterDigital, Inc.*	196,157
18,341	International Business Machines Corp.	1,543,579
23,099	NetApp, Inc.*	322,693
8,671	Polycom, Inc.*	117,145
19,460	QUALCOMM, Inc.	697,252
33,022	Tellabs, Inc.*	136,051
56,427	Western Digital Corp.*	646,089

		12,195,807

Telecommunication Services – 3.4%
165,362	AT&T, Inc.(b)	4,712,817
6,044	CenturyTel, Inc.	165,182
2,100	US Cellular Corp.*	90,804
55,392	Verizon Communications, Inc.	1,877,789

		6,846,592

Transportation – 3.4%
7,247	Alaska Air Group, Inc.*	211,975
5,209	C.H. Robinson Worldwide, Inc.	286,651
37,500	CSX Corp.	1,217,625
22,436	Expeditors International of Washington, Inc.	746,446
8,535	FedEx Corp.	547,520
35,143	Horizon Lines, Inc. Class A(a)	122,649
7,500	J.B. Hunt Transport Services, Inc.	197,025
5,149	Marten Transport Ltd.*	97,625
40,930	Pacer International, Inc.	426,900
6,427	Saia, Inc.*	69,797
59,718	SkyWest, Inc.	1,110,755
14,066	Southwest Airlines Co.	121,249
33,746	Ultrapetrol Bahamas Ltd.*	107,650

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)

19,143	United Parcel Service, Inc. Class B	$1,055,928
11,445	Werner Enterprises, Inc.(a)	198,456
56,596	YRC Worldwide, Inc.*(a)	162,430

		6,680,681

Utilities – 2.8%
2,505	American Electric Power Co., Inc.	83,366
1,348	Black Hills Corp.	36,342
33,986	Dynegy, Inc. Class A*	67,972
43,304	Edison International	1,390,925
3,385	Energen Corp.	99,282
16,000	Entergy Corp.	1,330,080
1,308	Exelon Corp.	72,738
13,251	Integrys Energy Group, Inc.	569,528
26,615	Mirant Corp.*	502,225
12,367	New Jersey Resources Corp.	486,641
2,559	NorthWestern Corp.	60,060
18,503	NRG Energy, Inc.*(a)	431,675
4,384	Piedmont Natural Gas Co.	138,841
3,394	Public Service Enterprise Group, Inc.	99,003
2,400	The Laclede Group, Inc.	112,416
4,388	Vectren Corp.	109,744

		5,590,838

TOTAL COMMON STOCKS
(Cost $172,773,464)		$185,611,849

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation – 4.6%

JPMorgan Chase Euro – Time Deposit
$9,147,679	0.040%	01/02/09	$9,147,679
(Cost $9,147,679)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $181,921,143)			$194,759,528

	Interest
Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c) – 6.3%

Boston Global Investment Trust II – Enhanced Portfolio
12,814,561	1.410%	$12,647,972
(Cost $12,606,606)

TOTAL INVESTMENTS – 104.2%
(Cost $194,527,749)		$207,407,500

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%		(8,413,738)

NET ASSETS – 100.0%		$198,993,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

Investment Abbreviation:
ADR	—	American Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell 2000 Mini Index	42	March 2009	$2,091,180	$134,154
S&P 500 E-mini	260	March 2009	11,701,300	290,193

TOTAL				$424,347

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments
December 31, 2008

Shares	Description	Value

Common Stocks – 100.3%

Australia – 5.8%
6,414	AGL Energy Ltd. (Utilities)	$68,384
50,636	Amcor Ltd. (Materials)	205,775
16,045	Asciano Group (Transportation)	17,080
2,557	ASX Ltd. (Diversified Financials)	59,771
23,468	AXA Asia Pacific Holdings Ltd. (Insurance)	81,571
17,103	Bendigo and Adelaide Bank Ltd. (Banks)	132,316
45,791	BHP Billiton Ltd. (Materials)	972,793
134,666	CFS Retail Property Trust (REIT) (Real Estate)	177,018
37,588	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	241,545
6,539	Computershare Ltd. (Software & Services)	35,730
1,023	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,124
30,167	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	28,043
70,475	GPT Group (REIT) (Real Estate)	45,955
87,016	Insurance Australia Group Ltd. (Insurance)	237,147
9,403	Lion Nathan Ltd. (Food, Beverage & Tobacco)	54,018
11,619	Macquarie Airports (Transportation)	19,558
7,359	Macquarie Group Ltd. (Diversified Financials)	149,354
127,347	Macquarie Infrastructure Group (Transportation)	152,653
47,832	Metcash Ltd. (Food & Staples Retailing)	146,451
19,517	National Australia Bank Ltd. (Banks)	286,932
8,140	Newcrest Mining Ltd. (Materials)	193,756
51,055	OneSteel Ltd. (Materials)	88,286
23,271	Origin Energy Ltd. (Energy)	262,463
68,887	Qantas Airways Ltd. (Transportation)	126,911
24,862	QBE Insurance Group Ltd. (Insurance)	449,339
12,713	Santos Ltd. (Energy)	133,206
4,296	Sonic Healthcare Ltd. (Health Care Equipment & Services)	43,768
43,286	Stockland (REIT) (Real Estate)	123,135
18,622	Suncorp-Metway Ltd. (Insurance)	109,764
11,623	Tatts Group Ltd. (Consumer Services)	22,695
27,724	Westpac Banking Corp. (Banks)	332,514
4,517	Woodside Petroleum Ltd. (Energy)	116,888
5,343	Woolworths Ltd. (Food & Staples Retailing)	99,626

		5,238,569

Belgium – 1.1%
1,369	Delhaize Group (Food & Staples Retailing)	84,627

10,923	Mobistar SA (Telecommunication Services)	787,928
3,966	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	129,364

		1,001,919

Bermuda – 0.1%
6,200	Seadrill Ltd. (Energy)	50,530

China – 0.1%
137,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	45,967

Denmark – 0.3%
16	A.P. Moller – Maersk A/S Class A (Transportation)	87,563
2,394	Danisco A/S (Food, Beverage & Tobacco)	97,772
1,940	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	100,073

		285,408

Finland – 0.8%
42,707	Nokia Oyj (Technology Hardware & Equipment)	670,175
4,710	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	80,106

		750,281

France – 10.3%
4,951	Accor SA (Consumer Services)	243,884
5,235	Air France-KLM (Transportation)	67,512
3,141	Alstom SA (Capital Goods)	187,187
20,263	AXA SA (Insurance)	454,816
6,846	BNP Paribas (Banks)	295,504
1,739	Bouygues (Capital Goods)	73,775
13,414	Cap Gemini SA (Software & Services)	518,679
923	Casino Guichard Perrachon SA (Food & Staples Retailing)	70,346
22,446	France Telecom SA (Telecommunication Services)	625,631
4,594	Pernod-Ricard SA (Food, Beverage & Tobacco)	341,279
2,395	PPR (Retailing)	156,814
3,080	Safran SA (Capital Goods)	41,585
16,902	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,081,107
4,423	Schneider Electric SA (Capital Goods)	329,310
22,365	SCOR SE (Insurance)	516,709
9,108	Suez Environnement SA (Utilities)*	153,822
42,698	Total SA (Energy)	2,347,503
554	Unibail-Rodamco (REIT) (Real Estate)	82,765

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

6,325	Valeo SA (Automobiles & Components)	$94,223
613	Vallourec (Capital Goods)	69,698
45,770	Vivendi (Media)	1,491,831

		9,243,980

Germany – 9.5%
14,335	Adidas AG (Consumer Durables & Apparel)	546,446
944	Allianz SE (Registered) (Insurance)	100,442
30,854	BASF SE (Materials)	1,198,792
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	78,138
15,196	Daimler AG (Registered) (Automobiles & Components)	578,996
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	229,764
33,720	Deutsche Lufthansa AG (Registered) (Transportation)	554,488
31,295	Deutsche Telekom AG (Telecommunication Services)	473,159
15,738	E.ON AG (Utilities)	617,988
11,014	GEA Group AG (Capital Goods)	191,261
2,372	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	212,200
3,305	Muenchener Rueckversicherungs AG (Registered) (Insurance)	513,095
1,727	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	135,181
20,387	RWE AG (Utilities)	1,810,714
2,316	Salzgitter AG (Materials)	179,988
1,429	Siemens AG (Registered) (Capital Goods)	107,580
2,501	Solarworld AG (Capital Goods)	55,972
32,091	ThyssenKrupp AG (Materials)	893,353

		8,477,557

Greece – 0.2%
52,441	Marfin Investment Group SA (Diversified Financials)*	212,004

Hong Kong – 2.0%
14,000	BOC Hong Kong (Holdings) Ltd. (Banks)	16,024
9,000	Cathay Pacific Airways Ltd. (Transportation)	10,165
36,500	CLP Holdings Ltd. (Utilities)	248,154
19,200	Esprit Holdings Ltd. (Retailing)	109,409
103,000	Genting International PLC (Consumer Services)*	32,327
9,000	Hang Lung Group Ltd. (Real Estate)	27,494
18,000	Hang Lung Properties Ltd. (Real Estate)	39,520
6,000	Hang Seng Bank Ltd. (Banks)	79,216
25,000	Hong Kong & China Gas Co. Ltd. (Utilities)	37,912

15,100	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	144,974
47,000	Hysan Development Co. Ltd. (Real Estate)	76,419
3,000	Kerry Properties Ltd. (Real Estate)	8,070
15,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	27,190
41,000	MTR Corp. (Transportation)	95,486
67,000	New World Development Ltd. (Real Estate)	68,603
53,000	Noble Group Ltd. (Capital Goods)	37,962
48,000	NWS Holdings Ltd. (Capital Goods)	71,906
13,000	Orient Overseas International Ltd. (Transportation)	29,150
10,000	Sun Hung Kai Properties Ltd. (Real Estate)	84,146
37,000	Swire Pacific Ltd. Class A (Real Estate)	256,307
1,000	Television Broadcasts Ltd. (Media)	3,278
26,500	The Link Real Estate Investment Trust (REIT) (Real Estate)	44,083
13,000	The Wharf (Holdings) Ltd. (Real Estate)	35,986
36,000	Wheelock & Co. Ltd. (Real Estate)	79,334
5,900	Wing Lung Bank (Banks)	119,139

		1,782,254

Italy – 4.2%
82,728	Enel SpA (Utilities)	532,901
73,190	ENI SpA (Energy)	1,761,221
14,006	Finmeccanica SpA (Capital Goods)	216,938
522,750	Parmalat SpA (Food, Beverage & Tobacco)	876,963
146,260	UniCredit SpA (Banks)	371,870

		3,759,893

Japan – 25.9%
940	Acom Co. Ltd. (Diversified Financials)	39,729
4,900	AEON Credit Service Co. Ltd. (Diversified Financials)	51,662
2,100	Aisin Seiki Co. Ltd. (Automobiles & Components)	30,078
7,500	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	36,990
41,000	Amada Co. Ltd. (Capital Goods)	199,409
3,900	Asahi Breweries Ltd. (Food, Beverage & Tobacco)	67,431
31,000	Asahi Glass Co. Ltd. (Capital Goods)	176,709
55,000	Asahi Kasei Corp. (Materials)	242,773
36,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,477,656

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

6,700	Brother Industries Ltd. (Technology Hardware & Equipment)	$39,970
6,500	Canon, Inc. (Technology Hardware & Equipment)	205,950
1,300	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	28,108
21,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	232,147
17,000	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	159,164
2,200	Daito Trust Construction Co. Ltd. (Real Estate)	115,487
9,000	Daiwa House Industry Co. Ltd. (Real Estate)	88,241
6,700	Denso Corp. (Automobiles & Components)	113,527
14,000	DIC Corp. (Materials)	29,537
1,800	Electric Power Development Co. Ltd. (Utilities)	70,751
101,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	277,561
159	Fuji Media Holdings, Inc. (Media)	227,455
24,400	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	544,708
26,000	Fukuoka Financial Group, Inc. (Banks)	113,645
3,600	Hitachi High-Technologies Corp. (Technology Hardware & Equipment)	57,650
33,000	Hitachi Ltd. (Technology Hardware & Equipment)	128,071
81,000	Hokuhoku Financial Group, Inc. (Banks)	191,746
27,700	Honda Motor Co. Ltd. (Automobiles & Components)	589,974
1,700	Idemitsu Kosan Co. Ltd. (Energy)	109,483
75,000	IHI Corp. (Capital Goods)	95,671
7	Japan Real Estate Investment Corp. (REIT) (Real Estate)	62,532
6,100	JFE Holdings, Inc. (Materials)	162,112
4,000	Kao Corp. (Household & Personal Products)	121,501
81,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	379,895
6,000	Kinden Corp. (Capital Goods)	54,268
18,000	Kubota Corp. (Capital Goods)	130,327
2,600	Kyocera Corp. (Technology Hardware & Equipment)	188,234
30,800	Leopalace21 Corp. (Real Estate)	312,079
5,900	Marui Group Co. Ltd. (Retailing)	34,471
25,900	Matsui Securities Co. Ltd. (Diversified Financials)	216,405
86,000	Mazda Motor Corp. (Automobiles & Components)	145,865

12,900	Mitsubishi Corp. (Capital Goods)	182,716
21,000	Mitsubishi Electric Corp. (Capital Goods)	131,602
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	32,826
64,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	403,506
3,680	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	93,789
37,000	Mitsui & Co. Ltd. (Capital Goods)	380,374
7,000	Mitsui Fudosan Co. Ltd. (Real Estate)	116,706
32,000	Mitsui OSK Lines Ltd. (Transportation)	197,769
2,900	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	92,223
123,000	Mizuho Financial Group, Inc. (Banks)	349,665
15,000	NGK Insulators Ltd. (Capital Goods)	169,976
1,300	Nintendo Co. Ltd. (Software & Services)	496,797
6	Nippon Building Fund, Inc. (REIT) (Real Estate)	65,951
110,000	Nippon Express Co. Ltd. (Transportation)	463,663
68,000	Nippon Mining Holdings, Inc. (Energy)	295,062
8,000	Nippon Oil Corp. (Energy)	40,563
32,000	Nippon Steel Corp. (Materials)	105,161
7,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	361,390
39,000	Nippon Yusen KK (Transportation)	240,425
69,700	Nissan Motor Co. Ltd. (Automobiles & Components)	250,755
31,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	409,393
25,000	Nisshinbo Industries, Inc. (Consumer Durables & Apparel)	190,578
5,100	Nomura Real Estate Holdings, Inc. (Real Estate)	101,748
734	NTT DoCoMo, Inc. (Telecommunication Services)	1,444,744
1,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	83,303
138,000	Osaka Gas Co. Ltd. (Utilities)	638,145
30,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	384,501
900	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	45,438
4,300	Sankyo Co. Ltd. (Consumer Durables & Apparel)	216,929
11,300	Seiko Epson Corp. (Technology Hardware & Equipment)	179,805

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

39,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	$243,480
16,000	Sekisui House Ltd. (Consumer Durables & Apparel)	141,159
9,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	333,404
21,000	Sharp Corp. (Consumer Durables & Apparel)	151,378
1,200	Shin-Etsu Chemical Co. Ltd. (Materials)	55,382
33,000	Sompo Japan Insurance, Inc. (Insurance)	244,355
14,000	Sony Corp. (Consumer Durables & Apparel)	306,207
57,000	Sumitomo Chemical Co. Ltd. (Materials)	195,398
33,700	Sumitomo Corp. (Capital Goods)	298,895
32,500	Sumitomo Electric Industries Ltd. (Capital Goods)	251,589
62,000	Sumitomo Metal Industries Ltd. (Materials)	153,148
8,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	356,712
6,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	90,193
4,650	T&D Holdings, Inc. (Insurance)	196,815
13,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	693,227
9,000	The Bank of Yokohama Ltd. (Banks)	53,089
59,000	The Gunma Bank Ltd. (Banks)	377,698
2,700	The Kansai Electric Power Co., Inc. (Utilities)	78,208
36,000	The Nishi-Nippon City Bank Ltd. (Banks)	104,708
60,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	354,675
68,000	Toho Gas Co. Ltd. (Utilities)	448,706
8,500	Tokio Marine Holdings, Inc. (Insurance)	251,850
11,000	Tokuyama Corp. (Materials)	93,262
41,000	Tokyo Gas Co. Ltd. (Utilities)	207,824
3,300	Tokyo Steel Manufacturing Co. Ltd. (Materials)	34,625
16,000	Tokyo Tatemono Co. Ltd. (Real Estate)	73,327
20,000	Tokyu Land Corp. (Real Estate)	76,661
12,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	92,704
11,400	Toyo Seikan Kaisha Ltd. (Materials)	197,607
8,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	230,531
7,900	Toyota Motor Corp. (Automobiles & Components)	261,161

1,160	USS Co. Ltd. (Retailing)	61,554
118	West Japan Railway Co. (Transportation)	537,659
7,000	Yamaguchi Financial Group, Inc. (Banks)	78,725
5,800	Yamaha Corp. (Consumer Durables & Apparel)	53,923
7,900	Yamaha Motor Co. Ltd. (Automobiles & Components)	83,126
1,400	Yamato Kogyo Co. Ltd. (Materials)	37,890

		23,215,330

Netherlands – 3.1%
2,104	Corio NV (REIT) (Real Estate)	96,886
21,430	European Aeronautic Defence and Space Co. NV (Capital Goods)	362,925
15,255	ING Groep NV CVA (Diversified Financials)	167,896
31,308	Koninklijke DSM NV (Materials)	803,404
39,010	Koninklijke Philips Electronics NV (Capital Goods)	773,441
17,082	Royal Dutch Shell PLC Class A (Energy)	451,642
6,420	Royal Dutch Shell PLC Class B (Energy)	162,737

		2,818,931

Norway – 0.1%
24,400	DnB NOR ASA (Banks)	96,811

Portugal – 0.7%
11,566	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	64,238
64,973	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	556,029

		620,267

Singapore – 1.0%
28,000	Ascendas Real Estate Investment Trust (REIT) (Real Estate)	26,937
29,000	CapitaLand Ltd. (Real Estate)	63,276
7,000	Fraser and Neave Ltd. (Capital Goods)	14,473
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	19,952
11,000	Keppel Corp. Ltd. (Capital Goods)	33,397
7,000	Neptune Orient Lines Ltd. (Transportation)	5,501
2,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	6,954
11,000	SembCorp Industries Ltd. (Capital Goods)	17,945
7,000	SembCorp Marine Ltd. (Capital Goods)	8,251
13,000	Singapore Airlines Ltd. (Transportation)	102,244

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
December 31, 2008

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)

6,000	Singapore Exchange Ltd. (Diversified Financials)	$21,373
3,000	Singapore Press Holdings Ltd. (Media)	6,505
6,000	Singapore Technologies Engineering Ltd. (Capital Goods)	9,936
90,000	Singapore Telecommunications Ltd. (Telecommunication Services)	160,385
35,000	United Overseas Bank Ltd. (Banks)	316,296
13,000	UOL Group Ltd. (Real Estate)	20,233
18,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	35,268

		868,926

Spain – 5.3%
101,133	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,253,078
94,812	Banco de Sabadell SA (Banks)	649,067
52,106	Banco Popular Espanol SA (Banks)	451,946
76,453	Banco Santander SA (Banks)	738,590
7,924	Grupo Ferrovial SA (Capital Goods)	221,038
51,298	Iberdrola SA (Utilities)	478,185
100,493	Iberia Lineas Aereas de Espana SA (Transportation)	283,432
74,739	Mapfre SA (Insurance)	254,892
19,136	Telefonica SA (Telecommunication Services)	431,932

		4,762,160

Sweden – 2.7%
5,306	Electrolux AB (Consumer Durables & Apparel)	46,428
4,428	Modern Times Group AB Class B (Media)	96,941
150,304	Nordea Bank AB (Banks)	1,071,320
8,717	Skanska AB Class B (Capital Goods)	89,408
21,739	SKF AB Class B (Capital Goods)	221,219
3,430	Swedish Match AB (Food, Beverage & Tobacco)	49,518
11,255	Tele2 AB Class B (Telecommunication Services)	101,851
82,573	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	643,729
16,872	TeliaSonera AB (Telecommunication Services)	84,968

		2,405,382

Switzerland – 8.2%
46,526	ABB Ltd. (Registered) (Capital Goods)*	709,528
6,581	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	372,297
9,689	Adecco SA (Commercial & Professional Services)	331,694

5,096	Baloise Holding AG (Registered) (Insurance)	384,841
7,667	Compagnie Financiere Richemont SA (Consumer Durables & Apparel)	146,086
3,274	Credit Suisse Group AG (Registered) (Diversified Financials)	91,753
2,659	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	246,519
46,160	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,827,850
39,099	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,958,135
1,629	Pargesa Holding SA (Diversified Financials)	108,869
1,765	Swisscom AG (Registered) (Telecommunication Services)	572,539
1,918	Synthes, Inc. (Health Care Equipment & Services)	243,214
11,865	UBS AG (Registered) (Diversified Financials)*	172,628
715	Zurich Financial Services AG (Registered) (Insurance)	156,214

		7,322,167

United Kingdom – 18.9%
5,072	Anglo American PLC (Materials)	118,366
28,316	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,158,418
58,095	Aviva PLC (Insurance)	329,194
45,276	BAE Systems PLC (Capital Goods)	246,398
118,715	BG Group PLC (Energy)	1,643,201
25,757	BHP Billiton PLC (Materials)	499,571
49,814	BP PLC ADR (Energy)(a)	2,328,306
6,188	British Energy Group PLC (Utilities)	69,342
18,644	BT Group PLC (Telecommunication Services)	37,495
176,040	Centrica PLC (Utilities)	677,720
67,063	Compass Group PLC (Consumer Services)	334,489
28,400	GKN PLC (Automobiles & Components)	39,542
18,082	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	673,916
200,522	HSBC Holdings PLC (Banks)	1,962,545
78,875	J Sainsbury PLC (Food & Staples Retailing)	376,393
34,291	Man Group PLC (Diversified Financials)	117,966
14,155	Prudential PLC (Insurance)	85,924
53,426	Rexam PLC (Materials)	273,450
17,130	Rio Tinto PLC (Materials)	380,741

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)

108,630	Royal Bank of Scotland Group PLC (Banks)	$79,965
3,856	Scottish & Southern Energy PLC (Utilities)	67,987
47,959	Segro PLC (REIT) (Real Estate)	170,979
23,797	Standard Chartered PLC (Banks)	304,507
154,895	Tate & Lyle PLC (Food, Beverage & Tobacco)	902,524
249,250	Thomas Cook Group PLC (Consumer Services)	637,376
18,702	Thomson Reuters PLC (Media)	416,753
27,308	Tomkins PLC (Capital Goods)	49,167
58,615	Vodafone Group PLC ADR (Telecommunication Services)(a)	1,198,091
407,546	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,651,923
14,703	Wolseley PLC (Capital Goods)	81,903

		16,914,152

TOTAL COMMON STOCKS
(Cost $84,329,749)		$89,872,488

Principal	Interest	Maturity
Amount	Rate	Date	Value

Short-Term Obligation – 1.4%

JPMorgan Chase Euro – Time Deposit
$1,220,253	0.040%	01/02/09	$1,220,253
(Cost $1,220,253)

TOTAL INVESTMENTS – 101.7%
(Cost $85,550,002)			$91,092,741

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(1,515,545)

NET ASSETS – 100.0%			$89,577,196

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	(15)	March 2009	$(510,843)	$(7,449)
FTSE 100 Index	5	March 2009	315,586	(1,116)
SPI 200 Index	1	March 2009	65,293	124
TSE TOPIX Index	(3)	March 2009	(285,273)	1,476

TOTAL				$(6,965)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities
December 31, 2008

	U.S. Equity	International Equity	Structured	Structured International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

Assets:

Investment in securities, at value (identified cost $231,458,679, $23,767,790, $181,921,143 and $85,550,002, respectively)(a)	$196,560,080	$20,458,423	$194,759,528	$91,092,741
Securities lending reinvestment vehicle, at value (identified cost $12,606,606, Structured Tax-Managed Equity only)	—	—	12,647,972	—
Cash	—	—	71,183	—
Foreign currency, at value (identified cost $0, $210,674, $0 and $557,319, respectively)	—	208,797	—	559,650
Receivables:
Fund shares sold	5,538,239	4,492,045	6,231,367	856,140
Dividends and interest, at value	527,425	27,248	285,365	102,019
Due from broker — variation margin, at value	318,050	14,832	251,137	2,264
Reimbursement from investment adviser	27,078	94,149	16,724	189,445
Investment securities sold, at value	—	125,890	—	4,159,637
Foreign tax reclaims, at value	—	10,849	—	34,983
Securities lending income	—	—	12,646	29
Due from custodian	—	—	—	2,581,387
Deferred offering costs	—	46,976	—	34,978

Total assets	202,970,872	25,479,209	214,275,922	99,613,273

Liabilities:

Due to custodian	—	100,000	—	1,941,589
Payables:
Fund shares redeemed	2,248,450	221,531	1,820,852	4,028,494
Written options, at value (premium received $1,799,195, $142,738, $0 and $0, respectively)	1,469,490	131,582	—	—
Amounts owed to affiliates	168,841	11,853	165,319	87,711
Investment securities purchased, at value	—	2,968,244	—	3,867,769
Due to broker — variation margin, at value	71,750	3,136	—	8,567
Payable upon return of securities loaned	—	—	13,055,846	—
Accrued expenses and other liabilities	72,902	71,898	240,143	101,947

Total liabilities	4,031,433	3,508,244	15,282,160	10,036,077

Net Assets:

Paid-in capital	321,182,243	31,988,472	318,055,756	145,769,304
Accumulated undistributed (distributions in excess of) net investment income	123,093	(66,423)	149,473	(42,755)
Accumulated net realized loss from investment, futures,written options and foreign currency related transactions	(88,229,698)	(6,679,070)	(132,515,565)	(61,702,388)
Net unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	(34,136,199)	(3,272,014)	13,304,098	5,553,035

NET ASSETS	$198,939,439	$21,970,965	$198,993,762	$89,577,196

Net Assets:
Class A	$115,171,995	$9,673,236	$112,425,663	$71,916,712
Class B	—	—	5,169,256	—
Class C	8,576,855	22,609	13,976,922	8,009
Institutional	75,190,589	12,275,120	67,367,442	17,652,475
Service	—	—	54,479	—

Total Net Assets	$198,939,439	$21,970,965	$198,993,762	$89,577,196

Shares outstanding, $0.001 par value (unlimited number of shares authorized):
Class A	16,783,427	1,521,347	15,623,412	11,853,414
Class B	—	—	742,091	—
Class C	1,248,812	3,598	2,012,531	1,321
Institutional	10,969,945	1,948,087	9,219,238	2,912,016
Service	—	—	7,501	—

Net asset value, offering and redemption price per share:(b)
Class A	$6.86	$6.36	$7.20	$6.07
Class B	—	—	6.97	—
Class C	6.87	6.28	6.94	6.06
Institutional	6.85	6.30	7.31	6.06
Service	—	—	7.26	—

(a)	Includes loaned securities having a market value of $13,063,669 for the Structured Tax-Managed Equity Fund.

(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds is $7.26, $6.73, $7.62 and $6.42, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations
For the Period Ended December 31, 2008

	U.S. Equity	International Equity	Structured	Structured International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund(a)	Equity Fund	Equity Fund(a)

Investment income:

Dividends(b)	$9,298,687	$725,624	$4,876,526	$2,913,943
Interest (including securities lending income of $0, $0, $139,785 and $83,842, respectively)	90,943	16,786	209,324	171,002

Total investment income	9,389,630	742,410	5,085,850	3,084,945

Expenses:

Management fees	2,076,687	126,681	1,870,722	705,574
Distribution and Service fees(c)	580,049	8,822	797,869	188,646
Transfer Agent fees(c)	401,782	11,496	426,900	146,351
Professional fees	74,277	72,951	68,970	77,198
Custody and accounting fees	70,387	59,654	83,150	110,965
Registration fees	42,278	27,716	78,931	46,920
Printing fees	39,957	20,837	79,548	28,629
Trustee fees	15,689	14,570	15,689	14,570
Amortization of offering costs	—	144,244	—	133,046
Service share fees — Service Plan	—	—	632	—
Service share fees — Shareholder Administration Plan	—	—	632	—
Other	20,478	13,860	21,315	16,063

Total expenses	3,321,584	500,831	3,444,358	1,467,962

Less — expense reductions	(117,080)	(345,373)	(474,193)	(449,057)

Net expenses	3,204,504	155,458	2,970,165	1,018,905

NET INVESTMENT INCOME	6,185,126	586,952	2,115,685	2,066,040

Realized and unrealized gain (loss) from investment, futures, written options and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions (includes realized loss from securities lending reinvestment vehicle of $(449,240) and $(34,242), for the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively)	(97,727,176)	(7,010,581)	(62,668,032)	(62,240,662)
Futures transactions	(2,745,505)	(375,341)	(1,723,683)	578,317
Written options	12,907,762	716,340	—	—
Foreign currency related transactions	—	(240,766)	—	385,796
Net change in unrealized gain (loss) on:
Investments (net of change in unrealized gain on securities lending reinvestment vehicle of $41,366 for the Structured Tax-Managed Equity Fund)	(21,778,685)	(3,309,367)	(56,559,929)	5,542,739
Futures	190,680	36,584	430,059	(6,965)
Written options	344,105	11,156	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(10,387)	—	17,261

Net realized and unrealized loss from investment, futures, written options and foreign currency related transactions:	(108,808,819)	(10,182,362)	(120,521,585)	(55,723,514)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(102,623,693)	$(9,595,410)	$(118,405,900)	$(53,657,474)

(a)	Commenced operations on January 31, 2008.

(b)	For the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds, foreign taxes withheld on dividends were $63,068 and $310,088, respectively.

(c)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
U.S. Equity Dividend and Premium	$453,366	$—	$126,683	$344,561	$—	$24,070	$33,151	$—
International Equity Dividend and Premium	8,705	—	117	6,616	—	22	4,858	—
Structured Tax-Managed Equity	445,151	129,901	222,817	338,317	24,682	42,336	21,464	101
Structured International Tax-Managed Equity	188,553	—	93	143,301	—	18	3,032	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	U.S. Equity Dividend and Premium Fund
	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

From operations:

Net investment income	$6,185,126	$8,978,280
Net realized gain (loss) from investment, futures, written options and foreign currency related transactions	(87,564,919)	23,109,887
Net change in unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	(21,243,900)	(24,945,113)

Net increase (decrease) in net assets resulting from operations	(102,623,693)	7,143,054

Distributions to shareholders:

From net investment income
Class A Shares	(3,707,228)	(6,552,338)
Class C Shares	(169,737)	(261,027)
Institutional Shares	(2,184,707)	(2,477,733)
Service Shares	—	—
From net realized gains
Class A Shares	(319,404)	(15,392,544)
Class C Shares	(23,610)	(1,011,041)
Institutional Shares	(204,622)	(5,828,796)
From return of capital
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Service Shares	—	—

Total distributions to shareholders	(6,609,308)	(31,523,479)

From share transactions:

Net proceeds from sales of shares	153,668,190	215,060,704
Reinvestments and distributions	4,308,619	25,867,723
Cost of shares redeemed	(189,188,778)	(116,721,135)

Net increase (decrease) in net assets resulting from share transactions	(31,211,969)	124,207,292

NET INCREASE (DECREASE)	(140,444,970)	99,826,867

Net assets:

Beginning of period	339,384,409	239,557,542

End of period	$198,939,439	$339,384,409

Accumulated undistributed (distributions in excess of) net investment income	$123,093	$—

(a)	Commenced operations on January 31, 2008.

(b)	Net of $81,944 and $1,945 of redemption fees remitted to the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

International Equity				Structured International
Dividend and Premium Fund		Structured Tax-Managed Equity Fund		Tax-Managed Equity Fund
For the		For the	For the	For the
Period Ended		Year Ended	Year Ended	Period Ended
December 31, 2008(a)		December 31, 2008	December 31, 2007	December 31, 2008(a)

$586,952		$2,115,685	$2,184,520	$2,066,040

(6,910,348)		(64,391,715)	(30,912,374)	(61,276,549)

(3,272,014)		(56,129,870)	18,875,346	5,553,035

(9,595,410)		(118,405,900)	(9,852,508)	(53,657,474)

(73,929)		(1,169,733)	(1,511,943)	(2,102,568)
(242)		—	(23,481)	(242)
(352,231)		(876,231)	(570,805)	(457,618)
—		—	(1,971)	—

—		—	—	—
—		—	—	—
—		—	—	—

(18,923)		—	(684,590)	—
(62)		—	(10,632)	—
(90,157)		—	(258,453)	—
—		—	(892)	—

(535,544)		(2,045,964)	(3,062,767)	(2,560,428)

61,056,265		127,368,830	213,031,376	208,286,040
496,819		1,710,883	2,514,564	2,477,681
(29,451,165	)(b)	(165,156,853)	(101,692,109)	(64,968,623	)(b)

32,101,919		(36,077,140)	113,853,831	145,795,098

21,970,965		(156,529,004)	100,938,556	89,577,196

—		355,522,766	254,584,210	—

$21,970,965		$198,993,762	$355,522,766	$89,577,196

$(66,423)		$149,473	$83,104	$(42,755)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements
December 31, 2008

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Funds included in this report (collectively, the “Funds” or individually a “Fund”), the share classes offered by each Fund and each Fund’s diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

U.S. Equity Dividend and Premium, International Equity Dividend and Premium, and Structured International Tax-Managed Equity	A, C and Institutional Shares	Diversified

Structured Tax-Managed Equity	A, B, C, Institutional and Service Shares	Diversified

The International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds commenced operations on January 31, 2008.
Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of Structured Tax-Managed Equity Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Class Shares of the Funds and Service Class Shares of Structured Tax-Managed Equity Fund are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM by taking into consideration market or security specific information as discussed below.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees.
GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes, if any, on securities held by the Funds, which are subject to such taxes.
In addition, distributions received from the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions		Capital Gains Distributions
Fund	Declared and Paid		Declared and Paid

U.S. Equity Dividend and Premium and International Equity Dividend and Premium	Quarterly	Quarterly	Annually	Annually

Structured Tax-Managed Equity and Structured International Tax-Managed Equity	Annually	Annually	Annually	Annually

Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital.
GSAM has reviewed the tax positions for the Funds for the open tax years (tax years ended December 31, 2005-2008) and determined that they did not have a material impact on the Funds’ financial statements.

E. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars (using 4:00 p.m. Eastern Time exchange rates) on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effects of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

F. Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains and losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. For futures contracts, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under the contracts.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Offering Costs — Offering costs paid in connection with the offering of shares of the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds are amortized on a straight line basis over 12 months from the date of the commencement of operations.

H. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.
The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sells) S&P 500 Index or related ETF call options, they receive cash which limit their opportunity to profit from an increase in the market value of the S&P 500 Index or related ETF beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly under perform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.

I. Redemption Fees — All classes of the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Fund on a pro-rata basis at the time of the payment.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
For the period ended December 31, 2008, GSAM received a Management fee on a contractual basis at the following rates:

							Effective Net
	Contractual Management Rate						Management
	Up to	Next	Next	Next	Over	Effective	Rate
Fund	$1 billion	$1 billion	$3 billion ^	$3 billion ^	$8 billion ^	Rate	(after waiver)

U.S. Equity Dividend and Premium	0.75%	0.68%	0.65%	0.64%	0.63%	0.75%	0.75%

International Equity Dividend and Premium	0.81	0.73	0.69	0.68	0.67	0.81	0.81

Structured Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.70	0.65	*

Structured International Tax-Managed Equity	0.85	0.77	0.73	0.72	0.71	0.85	0.81	*

^	Effective July 1, 2008, GSAM implemented these additional asset level breakpoints to its contractual management rates.

*	GSAM voluntarily agreed to waive a portion of its Management fee in order to achieve an effective management rate of 0.65% and 0.81% as an annual percentage rate of average daily net assets of the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively, for the period ended December 31, 2008.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the period ended December 31, 2008, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End		Contingent Deferred
	Sales Load		Sales Charge
Fund	Class A		Class B	Class C

U.S. Equity Dividend and Premium	$13,100		N/A	$—

International Equity Dividend and Premium	7,100		N/A	—

Structured Tax-Managed Equity	22,900		$—	—

Structured International Tax-Managed Equity	—	*	N/A	—

*	Amount rounds to less than $100.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

3. AGREEMENTS (continued)

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of the Structured Tax-Managed Equity Fund, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% of the average daily net assets of the Service Shares.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
The Other Expenses limitations for the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and the Structured International Tax-Managed Equity Funds as an annual percentage rate of average daily net assets were 0.054%, 0.054%, 0.004% and 0.014%, respectively.
In addition, the Funds have entered into certain offset arrangements with the custodian and the Transfer Agent resulting in a reduction in the Funds’ expenses. For the period ended December 31, 2008, these expense reductions, including any waivers and reimbursements, were as follows (in thousands):

			Expense Credits
	Management	Other Expense	Transfer		Total Expense
	Fee Waiver	Reimbursement	Agent Fee		Reductions

U.S. Equity Dividend and Premium	$—	$114	$3		$117

International Equity Dividend and Premium	—	345	—	*	345

Structured Tax-Managed Equity	133	337	4		474

Structured International Tax-Managed Equity	33	416	—	*	449

*	Amount rounds to less than $1,000.

As of December 31, 2008, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Fund	Fees	Fees	Agent Fees	Total

U.S. Equity Dividend and Premium	$118	$30	$21	$169

International Equity Dividend and Premium	10	1	1	12

Structured Tax-Managed Equity	102	40	23	165

Structured International Tax-Managed Equity	60	16	12	88

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

3. AGREEMENTS (continued)

F. Line of Credit Facility — The Funds (except for the International Equity Dividend and Premium and the Structured International Tax-Managed Equity Funds, which are pending) participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having a management agreement with GSAM or affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended December 31, 2008, the Funds did not have any borrowings under the facility. Prior to May 13, 2008, the amount available through the facility was $450,000,000.

4. FAIR VALUE OF INVESTMENTS

For the period ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s Level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

				International Equity
	U.S. Equity Dividend and Premium			Dividend and Premium
	Investments in			Investments in
	Securities	Derivatives —	Derivatives —	Securities		Derivatives —	Derivatives —
Level	Long — Assets	Assets	Liabilities	Long — Assets		Assets	Liabilities

Level 1	$182,824,814	$432,695	$—	$1,382,911		$36,584	$—

Level 2	13,735,266	—	(1,469,490)	19,075,512(a	)	—	(131,582)

Level 3	—	—	—	—		—	—

Total	$196,560,080	$432,695	$(1,469,490)	$20,458,423		$36,584	$(131,582)

(a)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

			Structured International
	Structured Tax-Managed Equity		Tax-Managed Equity
	Investments in		Investments in
	Securities	Derivatives —	Securities		Derivatives —	Derivatives —
Level	Long — Assets	Assets	Long — Assets		Assets	Liabilities

Level 1	$185,611,849	$424,347	$4,200,313		$1,600	$(8,565)

Level 2	21,795,651	—	86,892,428(a	)	—	—

Level 3	—	—	—		—	—

Total	$207,407,500	$424,347	$91,092,741		$1,600	$(8,565)

(a)	To adjust for differing local market close timing, the Funds may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2008 were as follows:

		Sales and
Fund	Purchases	Maturities

U.S. Equity Dividend and Premium	$169,310,589	$219,056,506

International Equity Dividend and Premium	47,893,936	20,431,840

Structured Tax-Managed Equity	408,589,712	452,981,817

Structured International Tax-Managed Equity	354,806,645	208,270,476

For the period ended December 31, 2008, Goldman Sachs and earned approximately $2,800, $7,600, $3,200 and $20,400 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant and written options transactions, executed on behalf of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

6. SECURITIES LENDING (continued)

Effective October 7, 2008, the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10%, on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II primarily invests in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Prior to October 7, 2008, the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust.
Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the period ended December 31, 2008 are reported parenthetically under Investment Income on the Statements of Operations. As of December 31, 2008, the U.S. Equity Dividend and Premium and the International Equity Dividend and Premium Funds did not participate in the securities lending program.
The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the period ended December 31, 2008:

Earnings of GSAL
	Relating to	Amounts Payable to
	Securities Loaned	Goldman Sachs
	for the Period	upon Return of
	Ended	Securities Loaned as of
Fund	December 31, 2008	December 31, 2008

Structured Tax-Managed Equity	$15,550	$1,713,500

Structured International Tax-Managed Equity	9,315	—

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

	U.S. Equity	International		Structured
	Dividend and	Equity Dividend and	Structured	International
	Premium	Premium	Tax-Managed Equity	Tax-Managed Equity

Distributions paid from:
Ordinary Income	$6,609,308	$426,402	$2,045,964	$2,560,428

Tax return of capital	$—	$109,142	$—	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

7. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

	U. S. Equity	Structured
	Dividend and	Tax-Managed
	Premium	Equity

Distributions paid from:
Ordinary income	$14,911,484	$2,108,200
Net long-term capital gains	16,611,995	—

Total taxable distributions	$31,523,479	$2,108,200

Tax return of capital	—	954,567

As of December 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	U.S. Equity	International		Structured
	Dividend	Equity	Structured	International
	and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Undistributed ordinary income — net	$121,280	$—	$121,052	$84,735

Capital loss carryforward:[1]
Expiring 2009	—	—	(16,243,287)	—
Expiring 2010	—	—	(20,748,975)	—
Expiring 2011	—	—	(209,608)	—
Expiring 2015	—	—	(19,869,694)	—
Expiring 2016	(23,356,728)	(4,489,523)	(51,456,725)	(41,184,780)

Total capital loss carryforward	(23,356,728)	(4,489,523)	(108,528,289)	(41,184,780)

Timing differences (post October losses/deferred REIT income)	(59,743,134)	(2,004,527)	(23,135,687)	(20,354,159)
Unrealized gains (losses) — net	(39,264,222)	(3,523,457)	12,480,930	5,262,096

Total accumulated losses — net	$(122,242,804)	$(10,017,507)	$(119,061,994)	$(56,192,108)

[1]	Expiration occurs on December 31 of the year indicated.

At December 31, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	U.S. Equity	International		Structured
	Dividend	Equity	Structured	International
	and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Tax Cost	$235,824,302	$24,019,233	$194,926,570	$85,840,941

Gross unrealized gain	4,677,662	393,268	20,839,772	8,872,582
Gross unrealized loss	(43,941,884)	(3,954,078)	(8,358,842)	(3,620,782)

Net unrealized security gain (loss)	$(39,264,222)	$(3,560,810)	$12,480,930	$5,251,800
Net unrealized gain on other investments	—	37,353	—	10,296

Net unrealized gain (loss)	$(39,264,222)	$(3,523,457)	$12,480,930	$5,262,096

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

7. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options, and differences related to the tax treatment of partnerships, passive foreign investment companies and securities on loan.
In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the differences related to tax treatment of foreign currency transactions, certain non-deductible expenses and passive foreign investment company investments.

			Accumulated
		Accumulated	undistributed
		net realized	net investment
Fund	Paid-in-Capital	gain (loss)	income

U.S. Equity Dividend and Premium	$(25,142)	$25,503	$(361)

International Equity Dividend and Premium	(4,305)	231,278	(226,973)

Structured Tax-Managed Equity	—	3,352	(3,352)

Structured International Tax-Managed Equity	(25,794)	(425,839)	451,633

8. OTHER RISKS

Funds’ Shareholder Concentration Risks — Certain fund of fund portfolios may own or control a significant percentage of a Fund’s shares. In the event these entities experience significant redemptions and/or reallocations, they may redeem their share of the Funds and subject the Funds to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities. The following fund of funds portfolios were beneficial owners of the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds with amounts greater than 5% or greater as of December 31, 2008 (as a percentage of total outstanding shares) as follows:

		Goldman Sachs	Goldman Sachs
	Goldman Sachs	Tax-Advantaged	Enhanced Dividend
Fund	Income Strategies Portfolio	Global Equity Portfolio	Global Equity Portfolio

International Equity Dividend and Premium	12%	—%	33%

Structured International Tax-Managed Equity	—	15%	—

Indemnifications — Under the Trust’s organizational documents, its Board of Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

8. OTHER RISKS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets my be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

9. OTHER MATTERS

New Accounting Pronouncements — In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	U.S. Equity Dividend and Premium Fund
	For the Year Ended		For the Year Ended
	December 31, 2008		December 31, 2007
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	9,185,087	$79,045,981	12,746,027	$143,814,103
Reinvestment of distributions	368,650	3,084,082	1,727,757	18,501,257
Shares redeemed	(16,048,763)	(139,507,926)	(7,758,808)	(86,638,177)

	(6,495,026)	(57,377,863)	6,714,976	75,677,183

Class C Shares
Shares sold	289,383	2,351,614	910,051	10,271,760
Reinvestment of distributions	10,644	87,833	63,276	675,317
Shares redeemed	(616,701)	(5,260,123)	(153,903)	(1,702,484)

	(316,674)	(2,820,676)	819,424	9,244,593

Institutional Shares
Shares sold	8,215,960	72,270,595	5,420,442	60,974,841
Reinvestments of distributions	141,457	1,136,704	625,473	6,691,149
Shares redeemed	(5,353,364)	(44,420,729)	(2,601,311)	(28,380,474)

	3,004,053	28,986,570	3,444,604	39,285,516

NET INCREASE (DECREASE)	(3,807,647)	$(31,211,969)	10,979,004	$124,207,292

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Dividend
	and Premium Fund
	For the Period Ended
	December 31, 2008(a)
	Shares	Dollars

Class A Shares
Shares sold	3,116,730	$23,144,535
Reinvestment of distributions	8,634	75,169
Shares redeemed	(1,604,017)	(9,933,810)

	1,521,347	13,285,894

Class C Shares
Shares sold	5,886	47,108
Reinvestment of distributions	36	304
Shares redeemed	(2,324)	(15,347)

	3,598	32,065

Institutional Shares
Shares sold	4,396,472	37,864,622
Reinvestments of distributions	47,588	421,346
Shares redeemed	(2,495,973)	(19,502,008)

	1,948,087	18,783,960

NET INCREASE	3,473,032	$32,101,919

(a)	Commenced operations on January 31, 2008.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
December 31, 2008

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Structured Tax-Managed Equity Fund
	For the Year Ended		For the Year Ended
	December 31, 2008		December 31, 2007
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,550,895	$59,792,321	14,418,974	$175,579,518
Shares converted from Class B(a)	322,623	3,059,236	29,798	357,368
Reinvestment of distributions	158,662	1,107,458	178,042	2,081,311
Shares redeemed	(12,390,672)	(112,989,876)	(5,485,852)	(65,441,688)

	(5,358,492)	(49,030,861)	9,140,962	112,576,509

Class B Shares
Shares sold	17,874	154,319	104,253	1,204,930
Shares converted to Class A(a)	(335,102)	(3,059,236)	(31,069)	(357,368)
Shares redeemed	(742,908)	(6,601,001)	(467,086)	(5,388,849)

	(1,060,136)	(9,505,918)	(393,902)	(4,541,287)

Class C Shares
Shares sold	274,949	2,282,920	458,500	5,280,433
Reinvestment of distributions	—	—	2,421	27,234
Shares redeemed	(974,551)	(8,473,118)	(350,997)	(4,063,566)

	(699,602)	(6,190,198)	109,924	1,244,101

Institutional Shares
Shares sold	7,600,230	65,139,270	2,506,264	30,860,040
Reinvestment of distributions	85,229	603,425	34,093	405,369
Shares redeemed	(3,931,661)	(36,844,956)	(2,224,712)	(26,745,170)

	3,753,798	28,897,739	315,645	4,520,239

Service Shares
Shares sold	—	—	8,997	106,455
Reinvestment of distributions	—	—	56	650
Shares redeemed	(27,341)	(247,902)	(4,460)	(52,836)

	(27,341)	(247,902)	4,593	54,269

NET INCREASE (DECREASE)	(3,391,773)	$(36,077,140)	9,177,222	$113,853,831

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Structured International
	Tax-Managed Equity Fund
	For the Period Ended
	December 31, 2008(a)
	Shares	Dollars

Class A Shares
Shares sold	18,499,859	$172,637,083
Reinvestment of distributions	348,847	2,019,821
Shares redeemed	(6,995,292)	(51,316,906)

	11,853,414	123,339,998

Class C Shares
Shares sold	1,906	16,378
Reinvestment of distributions	42	242
Shares redeemed	(627)	(3,717)

	1,321	12,903

Institutional Shares
Shares sold	4,488,082	35,632,579
Reinvestment of distributions	79,036	457,618
Shares redeemed	(1,655,102)	(13,648,000)

	2,912,016	22,442,197

NET INCREASE	14,766,751	$145,795,098

(a)	Commenced operations on January 31, 2008.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	capital	distributions

FOR THE YEARS ENDED DECEMBER 31,

2008 - A	$10.34	$0.19		$(3.46)	$(3.27)	$(0.19)	$(0.02)	$—	$(0.21)
2008 - C	10.35	0.12		(3.46)	(3.34)	(0.12)	(0.02)	—	(0.14)
2008 - Institutional	10.34	0.23		(3.47)	(3.24)	(0.23)	(0.02)	—	(0.25)

2007 - A	10.97	0.29	(c)	0.05	0.34	(0.29)	(0.68)	—	(0.97)
2007 - C	10.99	0.20	(c)	0.06	0.26	(0.22)	(0.68)	—	(0.90)
2007 - Institutional	10.97	0.33	(c)	0.06	0.39	(0.34)	(0.68)	—	(1.02)

2006 - A	10.09	0.34	(d)	1.11	1.45	(0.28)	(0.28)	(0.01)	(0.57)
2006 - C	10.09	0.26	(d)	1.10	1.36	(0.17)	(0.28)	(0.01)	(0.46)
2006 - Institutional	10.10	0.40	(d)	1.09	1.49	(0.33)	(0.28)	(0.01)	(0.62)

FOR THE PERIOD ENDED DECEMBER 31,

2005 - A (commenced August 31, 2005)	10.00	0.13		0.07	0.20	(0.09)	(0.02)	—	(0.11)
2005 - C (commenced August 31, 2005)	10.00	0.12		0.06	0.18	(0.07)	(0.02)	—	(0.09)
2005 - Institutional (commenced August 31, 2005)	10.00	0.13		0.09	0.22	(0.10)	(0.02)	—	(0.12)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Amounts include income recognized from special dividends which equal $0.05 per share and 0.43% of average net assets.
(d)	Amounts include income recognized from special dividends which equal $0.10 per share and 0.93% of average net assets.
(e)	Total return reflects the impact of payments received for special dividends recorded this year. Excluding such payments, the total return would have been 13.52%, 12.74% and 13.98%, respectively.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

								Ratios assuming no
								expense reductions
			Net assets,	Ratio of		Ratio of		Ratio of		Ratio of
Net asset			end of	net expenses		net investment		total expenses		net investment		Portfolio
value, end	Total		period	to average		income to average		to average		income to average		turnover
of period	return(b)		(in 000s)	net assets		net assets		net assets		net assets		rate

$6.86	(31.86)%		$115,172	1.24%		2.12%		1.29%		2.07%		61%
6.87	(32.36)		8,577	1.99		1.37		2.04		1.32		61
6.85	(31.65)		75,190	0.84		2.62		0.89		2.57		61

10.34	2.99		240,787	1.24		2.57	(c)	1.26		2.55	(c)	53
10.35	2.19		16,209	1.99		1.78	(c)	2.01		1.76	(c)	53
10.34	3.39		82,388	0.84		2.90	(c)	0.86		2.88	(c)	53

10.97	14.53	(e)	181,756	1.24		3.25	(d)	1.53		2.96	(d)	63
10.99	13.64	(e)	8,201	1.99		2.48	(d)	2.28		2.19	(d)	63
10.97	14.99	(e)	49,601	0.84		3.80	(d)	1.13		3.51	(d)	63

10.09	2.02		38,977	1.24	(f)	3.98	(f)	2.61	(f)	2.61	(f)	21
10.09	1.82		1,031	1.99	(f)	3.65	(f)	3.20	(f)	2.43	(f)	21
10.10	2.19		3,781	0.82	(f)	3.76	(f)	3.25	(f)	1.33	(f)	21

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income(a)	loss	operations	Income	capital	distributions

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (commenced January 31, 2008)	$10.00	$0.18	$(3.55)	$(3.37)	$(0.21)	(0.06)	(0.27)
2008 - C (commenced January 31, 2008)	10.00	0.15	(3.66)	(3.51)	(0.15)	(0.06)	(0.21)
2008 - Institutional (commenced January 31, 2008)	10.00	0.31	(3.73)	(3.42)	(0.22)	(0.06)	(0.28)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

					Ratios assuming no
					expense reductions
		Net assets,	Ratio of	Ratio of	Ratio of	Ratio of
Net asset		end of	net expenses	net investment	total expenses	net investment	Portfolio
value, end	Total	period	to average	income to average	to average	income (loss) to average	turnover
of period	return(b)	(in 000s)	net assets(c)	net assets(c)	net assets(c)	net assets(c)	rate

$6.36	(34.60)%	$9,673	1.30%	2.71%	3.50%	0.51%	130%
6.28	(35.82)	23	2.05	2.20	4.25	(0.01)	130
6.30	(34.98)	12,275	0.90	4.05	3.10	1.85	130

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of year	income (loss)(a)	gain (loss)	operations	income	capital	distributions

FOR THE YEARS ENDED DECEMBER 31,

2008 - A	$11.50	$0.08	$(4.31)	$(4.23)	$(0.07)	$—	$(0.07)
2008 - B	11.10	— (c)	(4.13)	(4.13)	—	—	—
2008 - C	11.06	0.01	(4.13)	(4.12)	—	—	—
2008 - Institutional	11.69	0.12	(4.38)	(4.26)	(0.12)	—	(0.12)
2008 - Service	11.49	0.06	(4.29)	(4.23)	—	—	—

2007 - A	11.72	0.08	(0.20)	(0.12)	(0.07)	(0.03)	(0.10)
2007 - B	11.30	(0.01)	(0.19)	(0.20)	—	—
2007 - C	11.27	(0.01)	(0.19)	(0.20)	(0.01)	— (c)	(0.01)
2007 - Institutional	11.91	0.13	(0.21)	(0.08)	(0.10)	(0.04)	(0.14)
2007 - Service	11.70	0.07	(0.20)	(0.13)	(0.06)	(0.02)	(0.08)

2006 - A	10.39	0.08	1.32	1.40	(0.07)	—	(0.07)
2006 - B	10.04	— (c)	1.26	1.26	—	—	—
2006 - C	10.02	— (c)	1.25	1.25	—	—	—
2006 - Institutional	10.56	0.14	1.31	1.45	(0.10)	—	(0.10)
2006 - Service	10.37	0.07	1.30	1.37	(0.04)	—	(0.04)

2005 - A	9.56	0.04	0.80	0.84	(0.01)	—	(0.01)
2005 - B	9.30	(0.03)	0.77	0.74	—	—	—
2005 - C	9.28	(0.03)	0.77	0.74	—	—	—
2005 - Institutional	9.70	0.09	0.81	0.90	(0.04)	—	(0.04)
2005 - Service	9.54	0.03	0.80	0.83	—	—	—

2004 - A	8.09	0.06	1.45	1.51	(0.04)	—	(0.04)
2004 - B	7.90	(0.01)	1.41	1.40	—	—	—
2004 - C	7.88	(0.01)	1.41	1.40	—	—	—
2004 - Institutional	8.21	0.10	1.47	1.57	(0.08)	—	(0.08)
2004 - Service	8.06	0.05	1.44	1.49	(0.01)	—	(0.01)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net Returns do not asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total Returns for periods less then one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(b)	(in 000s)	net assets	net assets	net assets	net assets	rate

$7.20	(36.66)%	$112,426	1.09%	0.81%	1.27%	0.63%	153%
6.97	(37.13)	5,169	1.84	(0.02)	2.02	(0.20)	153
6.94	(37.08)	13,977	1.84	0.06	2.02	(0.12)	153
7.31	(36.34)	67,367	0.69	1.27	0.87	1.09	153
7.26	(36.74)	55	1.19	0.57	1.37	0.39	153

11.50	(0.92)	241,192	1.10	0.65	1.24	0.51	73
11.10	(1.77)	20,010	1.85	(0.11)	1.99	(0.25)	73
11.06	(1.75)	30,008	1.85	(0.10)	1.99	(0.24)	73
11.69	(0.65)	63,913	0.70	1.05	0.84	0.91	73
11.49	(1.10)	400	1.20	0.55	1.34	0.41	73

11.72	13.34	138,732	1.09	0.77	1.32	0.54	90
11.30	12.55	24,820	1.84	(0.01)	2.07	(0.24)	90
11.27	12.48	29,340	1.84	0.01	2.07	(0.22)	90
11.91	13.76	61,338	0.69	1.21	0.92	0.98	90
11.70	13.21	354	1.19	0.63	1.42	0.40	90

10.39	8.77	76,268	1.19	0.45	1.55	0.10	92
10.04	7.96	25,218	1.94	(0.33)	2.29	(0.68)	92
10.02	7.97	22,687	1.94	(0.33)	2.29	(0.68)	92
10.56	9.25	17,843	0.79	0.89	1.15	0.52	92
10.37	8.70	411	1.29	0.32	1.64	(0.03)	92

9.56	18.69	40,125	1.21	0.64	1.57	0.28	102
9.30	17.72	27,405	1.96	(0.12)	2.32	(0.48)	102
9.28	17.77	22,431	1.96	(0.12)	2.32	(0.48)	102
9.70	19.10	4,177	0.81	1.16	1.17	0.80	102
9.54	18.54	553	1.31	0.50	1.67	0.14	102

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from			Distributions
	Net asset	investment operations			to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income	loss	operations	income

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (commenced on January 31, 2008)	$10.00	$0.17	$(3.93)	$(3.76)	$(0.17)
2008 - C (commenced on January 31, 2008)	10.00	0.13	(3.94)	(3.81)	(0.13)
2008 - Institutional (commenced on January 31, 2008)	10.00	0.19	(3.94)	(3.75)	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

					Ratios assuming no
					expense reductions
		Net assets,	Ratio of	Ratio of	Ratio of	Ratio of
Net asset		end of	net expenses	net investment	total expenses	net investment	Portfolio
value, end	Total	period	to average	income to average	to average	income to average	turnover
of period	return(a)	(in 000s)	net assets(b)	net assets(b)	net assets(b)	net assets(b)	rate

$6.07	(37.56)%	$71,917	1.26%	2.53%	1.80%	1.99%	243%
6.06	(38.02)	8	2.01	1.83	2.55	1.29	243
6.06	(37.40)	17,652	0.86	2.05	1.40	1.51	243

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Goldman Sachs Trust — Goldman Sachs Structured Tax-Advantaged Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Structured International Tax-Managed Equity Fund (collectively the “Goldman Sachs Structured Tax-Advantaged Equity Funds”), portfolios of Goldman Sachs Trust, at December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Goldman Sachs Structured Tax-Advantaged Equity Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 19, 2009

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Fund Expenses — Six Month Period Ended December 31, 2008 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares) and contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class and C Shares); and other fund expenses. This example is intended to help you understand your ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	U.S. Equity Dividend and Premium Fund				International Equity Dividend and Premium Fund				Structured Tax-Managed Equity Fund				Structured International Tax-Managed Equity Fund
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 Months Ended
Share Class	7/01/08	12/31/08		12/31/08*	7/01/08	12/31/08		12/31/08*	7/01/08	12/31/08		12/31/08*	7/01/08	12/31/08		12/31/08*
Class A
Actual	$1,000	$754.90		$5.47	$1,000	$695.90		$6.05	$1,000	$714.00		$4.70	$1,000	$638.50		$5.67
Hypothetical 5% return	1,000	1,018.90	+	6.29	1,000	1,020.32	+	7.21	1,000	1,019.66	+	5.53	1,000	1,020.54	+	6.99

Class B
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	710.50		7.95	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,015.84	+	9.37	N/A	N/A		N/A

Class C
Actual	1,000	752.20		8.81	1,000	684.90		9.49	1,000	711.40		7.96	1,000	635.00		9.03
Hypothetical 5% return	1,000	1,015.08	+	10.13	1,000	1,016.20	+	11.35	1,000	1,015.84	+	9.37	1,000	1,016.42	+	11.13

Institutional
Actual	1,000	755.60		3.71	1,000	689.70		4.18	1,000	715.40		2.98	1,000	638.80		3.87
Hypothetical 5% return	1,000	1,020.91	+	4.27	1,000	1,022.52	+	5.00	1,000	1,021.67	+	3.51	1,000	1,022.74	+	4.78

Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	713.20		5.17	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,019.10	+	6.09	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal period. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

U.S. Equity Dividend and Premium	1.24%	N/A	1.99%	0.84%	N/A
International Equity Dividend and Premium	1.30	N/A	2.05	0.90	N/A
Structured Tax-Managed Equity	1.09	1.84%	1.84	0.69	1.19%
Structured International Tax-Managed Equity	1.26	N/A	2.01	0.86	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 66	Chairman of the Board of Trustees	Since 1991
President, ANB Associates (July 1994-March 1996 and November 1998-Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004; Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.
				95	Apollo Investment Corporation (a business development company)

John P. Coblentz, Jr. Age: 67	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Diana M. Daniels Age: 59	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Patrick T. Harker Age: 50	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Jessica Palmer Age: 60	Trustee	Since 2007	Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Trustees and Officers (Unaudited) (continued)

Independent Trustees

Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Richard P. Strubel Age: 69	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-2008); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Northern Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 46	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).	95	None

Alan A. Shuch* Age: 59	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, and Goldman Sachs Variable Insurance Trust. As of December 31, 2008, the Trust consisted of 83 portfolios (of which 82 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 46	President and Trustee	Since 2007
Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 44	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 41	Secretary	Since 2003
Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

 Goldman Sachs Trust — Structured Tax Advantaged Funds — Tax Information (Unaudited)

For the year ended December 31, 2008, 99.77% and 100% of the dividends paid from net investment company taxable income by the U.S. Equity Dividend and Premium and Structured Tax-Managed Equity Funds, respectively, qualify for the dividends received deduction available to corporations.

For the 2008 tax period, the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds have elected to pass through a credit for taxes paid to foreign jurisdictions. The total amount of income received by the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds from sources within foreign countries and possessions of the United States was $0.2557 and $0.1187 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid by the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds during the year ended December 31, 2008 from foreign sources was 93.66% and 78.56%, respectively. The total amount of taxes paid by the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds to such countries was $0.0260 and $0.0130 per share, respectively.

For the period ended December 31, 2008, 100%, 100%, 100% and 81.75% of the dividends paid from net investment company taxable income by the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

During the year ended December 31, 2008, the U.S. Equity Dividend and Premium Fund designates $547,275 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $758 billion in assets under management as of September 30, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration Government Fund
■ Short Duration Government Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity Portfolio
■ Tax-Advantaged Global Equity Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ Concentrated Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

For the Goldman Sachs U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured International Tax-Managed and Structured Tax-Managed Equity Funds, IRS Circular 230 disclosure: Goldman, Sachs & Co. (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 18716.MF TAXADVAR / 10.5K / 02/09

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2008	2007	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$2,137,976	$1,995,700	Financial Statement audits. For 2008, $ 706,116 represents audit fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Audit-Related Fees:

• PwC	$70,222	$249,000	Other attest services

Tax Fees:

• PwC	$661,500	$511,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns. For 2008, $71,161 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2008	2007	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,259,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70. These fees are borne by the Funds’ Adviser.

All Other Fees:

• PwC	$50,000	$199,500	Services provided for the review of documentation and filings in reference to share class and Fund commencements, Fund reorganizations and additional due diligence assessments. The 2008 fees represent amounts borne by the Funds’ adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $731,722 and $760,900 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $5.3 million and $5.3 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	February 27, 2009